UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 5 of its series: Allspring Government Money Market Fund, Allspring Money Market Fund, Allspring National Tax-Free Money Market Fund, Allspring 100% Treasury Money Market Fund, and Allspring Treasury Plus Money Market Fund.

Date of reporting period: January 31, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

National Tax-Free Money Market Fund

January 31, 2026

Administator Class

WNTXX

This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administator Class	$26	0.26%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,900,794,397
# of portfolio holdings	268
Total advisory fees paid	$1,861,510
Weighted average maturity	39 days
Weighted average life	40 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	48.6
Other municipal debt	32.6
Variable rate demand note	18.0
Treasury repurchase agreement	0.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	66.8
8-14 days	0.8
15-29 days	0.6
30-59 days	9.5
60-89 days	6.3
90-179 days	10.6
180-269 days	3.5
270+ days	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3710 01-26

Annual Shareholder Report

National Tax-Free Money Market Fund

January 31, 2026

Premier Class

WFNXX

This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$20	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,900,794,397
# of portfolio holdings	268
Total advisory fees paid	$1,861,510
Weighted average maturity	39 days
Weighted average life	40 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	48.6
Other municipal debt	32.6
Variable rate demand note	18.0
Treasury repurchase agreement	0.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	66.8
8-14 days	0.8
15-29 days	0.6
30-59 days	9.5
60-89 days	6.3
90-179 days	10.6
180-269 days	3.5
270+ days	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0477 01-26

Annual Shareholder Report

National Tax-Free Money Market Fund

January 31, 2026

Service Class

MMIXX

This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$40	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,900,794,397
# of portfolio holdings	268
Total advisory fees paid	$1,861,510
Weighted average maturity	39 days
Weighted average life	40 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	48.6
Other municipal debt	32.6
Variable rate demand note	18.0
Treasury repurchase agreement	0.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	66.8
8-14 days	0.8
15-29 days	0.6
30-59 days	9.5
60-89 days	6.3
90-179 days	10.6
180-269 days	3.5
270+ days	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0792 01-26

Annual Shareholder Report

100% Treasury Money Market Fund

January 31, 2026

Administrator Class

WTRXX

This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$18,018,332,720
# of portfolio holdings	62
Total advisory fees paid	$22,629,677
Weighted average maturity	52 days
Weighted average life	95 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	83.8
U.S. Treasury Floating Rate Notes	12.0
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	9.5
8-14 days	7.1
15-29 days	17.5
30-59 days	21.6
60-89 days	13.0
90-179 days	17.0
180-269 days	3.6
270+ days	10.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3722 01-26

Annual Shareholder Report

100% Treasury Money Market Fund

January 31, 2026

Roberts & Ryan Class

RRAXX

This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$20	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$18,018,332,720
# of portfolio holdings	62
Total advisory fees paid	$22,629,677
Weighted average maturity	52 days
Weighted average life	95 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	83.8
U.S. Treasury Floating Rate Notes	12.0
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	9.5
8-14 days	7.1
15-29 days	17.5
30-59 days	21.6
60-89 days	13.0
90-179 days	17.0
180-269 days	3.6
270+ days	10.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5122 01-26

Annual Shareholder Report

100% Treasury Money Market Fund

January 31, 2026

Institutional Class

WOTXX

This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$18,018,332,720
# of portfolio holdings	62
Total advisory fees paid	$22,629,677
Weighted average maturity	52 days
Weighted average life	95 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	83.8
U.S. Treasury Floating Rate Notes	12.0
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	9.5
8-14 days	7.1
15-29 days	17.5
30-59 days	21.6
60-89 days	13.0
90-179 days	17.0
180-269 days	3.6
270+ days	10.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3177 01-26

Annual Shareholder Report

100% Treasury Money Market Fund

January 31, 2026

Service Class

NWTXX

This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$18,018,332,720
# of portfolio holdings	62
Total advisory fees paid	$22,629,677
Weighted average maturity	52 days
Weighted average life	95 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	83.8
U.S. Treasury Floating Rate Notes	12.0
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	9.5
8-14 days	7.1
15-29 days	17.5
30-59 days	21.6
60-89 days	13.0
90-179 days	17.0
180-269 days	3.6
270+ days	10.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0008 01-26

Annual Shareholder Report

Government Money Market Fund

January 31, 2026

Administrator Class

WGAXX

This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$34	0.33%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0947 01-26

Annual Shareholder Report

Government Money Market Fund

January 31, 2026

Class A

WFGXX

This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$56	0.55%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0450 01-26

Annual Shareholder Report

Government Money Market Fund

January 31, 2026

Roberts & Ryan Class

RNRXX

This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$20	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5123 01-26

Annual Shareholder Report

Government Money Market Fund

January 31, 2026

Sweep Class

This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Sweep Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3931 01-26

Annual Shareholder Report

Government Money Market Fund

January 31, 2026

Institutional Class

GVIXX

This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR1751 01-26

Annual Shareholder Report

Government Money Market Fund

January 31, 2026

Select Class

WFFXX

This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$14	0.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3802 01-26

Annual Shareholder Report

Government Money Market Fund

January 31, 2026

Service Class

NWGXX

This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0743 01-26

Annual Shareholder Report

Government Money Market Fund

January 31, 2026

Tribal Inclusion Class

AGTXX

This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Tribal Inclusion Class	$16	0.16%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5120 01-26

Annual Shareholder Report

Money Market Fund

January 31, 2026

Class A

STGXX

This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	0.53%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$42,398,819,582
# of portfolio holdings	327
Total advisory fees paid	$47,387,997
Weighted average maturity	32 days
Weighted average life	62 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial Paper	41.6
Repurchase agreements	23.8
Certificates of deposit	22.6
Municipal obligations	10.3
Other instruments	1.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	51.0
8-14 days	2.3
15-29 days	1.8
30-59 days	11.1
60-89 days	7.0
90-179 days	16.1
180-269 days	6.6
270+ days	4.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0478 01-26

Annual Shareholder Report

Money Market Fund

January 31, 2026

Class C

This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$135	1.33%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$42,398,819,582
# of portfolio holdings	327
Total advisory fees paid	$47,387,997
Weighted average maturity	32 days
Weighted average life	62 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial Paper	41.6
Repurchase agreements	23.8
Certificates of deposit	22.6
Municipal obligations	10.3
Other instruments	1.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	51.0
8-14 days	2.3
15-29 days	1.8
30-59 days	11.1
60-89 days	7.0
90-179 days	16.1
180-269 days	6.6
270+ days	4.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3502 01-26

Annual Shareholder Report

Money Market Fund

January 31, 2026

Premier Class

WMPXX

This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$17	0.17%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$42,398,819,582
# of portfolio holdings	327
Total advisory fees paid	$47,387,997
Weighted average maturity	32 days
Weighted average life	62 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial Paper	41.6
Repurchase agreements	23.8
Certificates of deposit	22.6
Municipal obligations	10.3
Other instruments	1.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	51.0
8-14 days	2.3
15-29 days	1.8
30-59 days	11.1
60-89 days	7.0
90-179 days	16.1
180-269 days	6.6
270+ days	4.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3183 01-26

Annual Shareholder Report

Money Market Fund

January 31, 2026

Service Class

WMOXX

This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$46	0.45%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$42,398,819,582
# of portfolio holdings	327
Total advisory fees paid	$47,387,997
Weighted average maturity	32 days
Weighted average life	62 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial Paper	41.6
Repurchase agreements	23.8
Certificates of deposit	22.6
Municipal obligations	10.3
Other instruments	1.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	51.0
8-14 days	2.3
15-29 days	1.8
30-59 days	11.1
60-89 days	7.0
90-179 days	16.1
180-269 days	6.6
270+ days	4.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3656 01-26

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2026

Administrator Class

WTPXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$35	0.34%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3720 01-26

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2026

Class A

PIVXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0453 01-26

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2026

Institutional Class

PISXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0793 01-26

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2026

Select Class

WTLXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$14	0.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3803 01-26

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2026

Service Class

PRVXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$46	0.45%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0454 01-26

Annual Shareholder Report

Treasury Plus Money Market Fund

January 31, 2026

Roberts & Ryan Class

RRTXX

This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$20	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5124 01-26

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended January 31, 2026	Fiscal year ended January 31, 2025
Audit fees	$246,400	$253,060
Audit-related fees	—	—
Tax fees (1)	—	13,740
All other fees	—	—

	$246,400	$266,800

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Government Money Market Funds

Allspring 100% Treasury Money Market Fund
Long Form Financial Statements
Annual Report
January 31, 2026

Government Money Market Funds | 1

Portfolio of investments—January 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 104.65%
U.S. Treasury Bills☼	3.52%	7-2-2026	$50,000,000	$49,277,083
U.S. Treasury Bills☼	3.53	7-9-2026	50,000,000	49,240,513
U.S. Treasury Bills☼	3.54	6-18-2026	50,000,000	49,339,833
U.S. Treasury Bills☼	3.54	6-25-2026	100,000,000	98,611,311
U.S. Treasury Bills☼	3.54	7-16-2026	150,000,000	147,613,458
U.S. Treasury Bills☼	3.56	5-12-2026	200,000,000	198,071,150
U.S. Treasury Bills☼	3.57	7-23-2026	150,000,000	147,493,781
U.S. Treasury Bills☼	3.58	7-30-2026	150,000,000	147,380,063
U.S. Treasury Bills☼	3.59	5-5-2026	200,000,000	198,190,667
U.S. Treasury Bills☼	3.60	5-19-2026	250,000,000	247,386,806
U.S. Treasury Bills☼	3.61	4-21-2026	200,000,000	198,458,200
U.S. Treasury Bills☼	3.63	4-16-2026	375,000,000	372,278,621
U.S. Treasury Bills☼	3.63	5-26-2026	300,000,000	296,632,600
U.S. Treasury Bills%%☼	3.63	6-2-2026	200,000,000	197,634,544
U.S. Treasury Bills☼	3.64	3-26-2026	450,000,000	447,665,705
U.S. Treasury Bills☼	3.64	4-9-2026	150,000,000	149,011,742
U.S. Treasury Bills%%☼	3.64	6-2-2026	150,000,000	148,219,958
U.S. Treasury Bills☼	3.64	6-11-2026	120,000,000	118,457,590
U.S. Treasury Bills☼	3.66	4-23-2026	425,000,000	421,592,111
U.S. Treasury Bills☼	3.66	4-30-2026	372,000,000	368,764,296
U.S. Treasury Bills☼	3.66	4-30-2026	72,000,000	71,366,118
U.S. Treasury Bills☼	3.67	2-10-2026	620,000,000	619,500,953
U.S. Treasury Bills☼	3.67	2-10-2026	170,000,000	169,864,144
U.S. Treasury Bills☼	3.67	3-3-2026	700,000,000	697,988,267
U.S. Treasury Bills☼	3.67	3-3-2026	100,000,000	99,702,347
U.S. Treasury Bills☼	3.67	4-14-2026	200,000,000	198,573,294
U.S. Treasury Bills☼	3.68	4-7-2026	100,000,000	99,354,489
U.S. Treasury Bills☼	3.70	3-10-2026	650,000,000	647,626,800
U.S. Treasury Bills☼	3.70	6-4-2026	70,000,000	69,133,665
U.S. Treasury Bills☼	3.71	3-24-2026	350,000,000	348,225,625
U.S. Treasury Bills☼	3.71	3-24-2026	50,000,000	49,739,479
U.S. Treasury Bills☼	3.71	5-28-2026	30,000,000	29,649,490
U.S. Treasury Bills☼	3.72	2-3-2026	375,270,000	375,230,572
U.S. Treasury Bills☼	3.72	2-3-2026	540,000,000	539,946,059
U.S. Treasury Bills☼	3.72	2-24-2026	700,000,000	698,425,167
U.S. Treasury Bills☼	3.72	2-24-2026	200,000,000	199,556,333
U.S. Treasury Bills☼	3.73	2-5-2026	753,170,000	752,939,302
U.S. Treasury Bills☼	3.73	3-12-2026	550,000,000	547,866,617
U.S. Treasury Bills☼	3.73	3-19-2026	150,000,000	149,322,969
U.S. Treasury Bills☼	3.73	3-19-2026	40,000,000	39,803,219
U.S. Treasury Bills☼	3.73	4-2-2026	431,000,000	428,400,157
U.S. Treasury Bills☼	3.74	2-17-2026	655,000,000	653,982,277
U.S. Treasury Bills☼	3.74	2-17-2026	248,990,000	248,619,806
U.S. Treasury Bills☼	3.75	2-12-2026	560,000,000	559,424,291
U.S. Treasury Bills☼	3.75	3-17-2026	250,000,000	248,925,448
U.S. Treasury Bills☼	3.75	3-17-2026	400,000,000	398,204,989
U.S. Treasury Bills☼	3.75	5-7-2026	100,000,000	99,034,411
U.S. Treasury Bills☼	3.76	5-21-2026	100,000,000	98,887,225
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—January 31, 2026

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼		3.77%	2-19-2026	$830,000,000	$828,543,856
U.S. Treasury Bills☼		3.77	2-26-2026	706,800,000	705,048,576
U.S. Treasury Bills☼		3.77	3-5-2026	425,000,000	423,640,790
U.S. Treasury Bills☼		3.79	3-31-2026	450,000,000	447,403,363
U.S. Treasury Bills☼		3.79	5-14-2026	50,000,000	49,482,375
U.S. Treasury Bills☼		3.79	5-14-2026	150,000,000	148,417,386
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±		3.71	1-31-2027	390,000,000	389,994,954
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±		3.72	1-31-2028	90,000,000	89,999,835
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±		3.76	4-30-2026	250,000,000	249,999,389
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±		3.77	4-30-2027	275,000,000	275,024,315
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±		3.77	7-31-2027	250,000,000	249,946,044
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.18%)±		3.79	7-31-2026	330,000,000	329,934,181
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.19%)±		3.80	10-31-2027	250,000,000	250,211,227
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.21%)±##		3.82	10-31-2026	430,000,000	430,117,616
U.S. Treasury Notes		0.75	3-31-2026	130,000,000	129,339,341
U.S. Treasury Notes		0.75	4-30-2026	40,000,000	39,697,956
U.S. Treasury Notes		0.88	9-30-2026	55,000,000	53,974,063
U.S. Treasury Notes		1.25	11-30-2026	65,000,000	63,755,096
U.S. Treasury Notes		1.25	12-31-2026	42,500,000	41,619,845
U.S. Treasury Notes		3.75	4-15-2026	30,000,000	29,977,066
U.S. Treasury Notes		3.75	8-31-2026	65,000,000	64,995,281
U.S. Treasury Notes		4.13	6-15-2026	50,000,000	49,995,329
U.S. Treasury Notes		4.25	11-30-2026	50,000,000	50,216,758
U.S. Treasury Notes		4.25	12-31-2026	192,500,000	193,671,312
U.S. Treasury Notes		4.38	7-31-2026	80,000,000	80,129,730
Total U.S. treasury securities (Cost $18,855,749,229)					18,855,749,229
Total investments in securities (Cost $18,855,749,229)	104.65%				18,855,749,229
Other assets and liabilities, net	(4.65)				(837,416,509)
Total net assets	100.00%				$18,018,332,720

☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Statement of assets and liabilities—January 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$18,855,749,229
Cash	7,999
Receivable for investments sold	140,000,000
Receivable for Fund shares sold	42,641,347
Receivable for interest	28,632,649
Prepaid expenses and other assets	237,919
Total assets	19,067,269,143
Liabilities
Payable for investments purchased	983,609,485
Payable for Fund shares redeemed	42,284,380
Dividends payable	18,473,082
Management fee payable	1,816,317
Administration fees payable	1,455,330
Shareholder servicing fees payable	1,238,968
Accrued expenses and other liabilities	58,861
Total liabilities	1,048,936,423
Total net assets	$18,018,332,720
Net assets consist of
Paid-in capital	$18,018,168,381
Total distributable earnings	164,339
Total net assets	$18,018,332,720
Computation of net asset value per share
Net assets–Administrator Class	$453,867,354
Shares outstanding–Administrator Class[1]	453,850,699
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$12,107,750,496
Shares outstanding–Institutional Class[1]	12,107,296,192
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$110,947
Shares outstanding–Roberts & Ryan Class[1]	110,943
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Service Class	$5,456,603,923
Shares outstanding–Service Class[1]	5,456,400,095
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Statement of operations—year ended January 31, 2026
Statement of operations
Investment income
Interest	$753,267,103
Expenses
Management fee	24,715,272
Administration fees
Class A	121,379 [1]
Administrator Class	509,247
Institutional Class	9,091,346
Roberts & Ryan Class	87
Service Class	7,251,506
Shareholder servicing fees
Class A	151,724 [1]
Administrator Class	509,247
Service Class	15,107,304
Custody and accounting fees	353,559
Professional fees	117,345
Registration fees	291,504
Shareholder report expenses	78,174
Trustees’ fees and expenses	155,633
Other fees and expenses	233,947
Total expenses	58,687,274
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,085,595)
Administrator Class	(176,368)
Institutional Class	(1,627,824)
Roberts & Ryan Class	(14)
Service Class	(8,887)
Net expenses	54,788,586
Net investment income	698,478,517
Net realized gains on investments	5,116,254
Net increase in net assets resulting from operations	$703,594,771
1 For the period from February 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Class A shares were converted to Service Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2026		Year ended January 31, 2025
Operations
Net investment income		$698,478,517		$824,986,021
Net realized gains on investments		5,116,254		473,789
Net increase in net assets resulting from operations		703,594,771		825,459,810
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,301,161)[1]		(3,501,588)
Administrator Class		(20,018,049)		(22,048,251)
Institutional Class		(456,397,362)		(549,486,834)
Roberts & Ryan Class		(4,353)		(29,705)
Service Class		(225,104,711)		(250,151,250)
Total distributions to shareholders		(703,825,636)		(825,217,628)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	84,318,086 [1]	84,318,086 [1]	81,066,149	81,066,149
Administrator Class	1,495,843,233	1,495,843,233	1,423,045,962	1,423,045,962
Institutional Class	31,877,289,410	31,877,289,410	37,109,447,560	37,109,447,560
Roberts & Ryan Class	14	14	9,400,000	9,400,000
Service Class	18,074,484,635	18,074,484,635	22,015,707,776	22,015,707,776
		51,531,935,378		60,638,667,447
Reinvestment of distributions
Class A	2,158,208 [1]	2,158,208 [1]	3,456,662	3,456,662
Administrator Class	12,656,065	12,656,065	12,682,792	12,682,792
Institutional Class	367,175,829	367,175,829	424,687,489	424,687,489
Roberts & Ryan Class	4,353	4,353	5,120	5,120
Service Class	70,457,553	70,457,553	76,059,602	76,059,602
		452,452,008		516,891,665
Payment for shares redeemed
Class A	(71,098,221)[1]	(71,098,221)[1]	(66,958,827)	(66,958,827)
Administrator Class	(1,651,858,669)	(1,651,858,669)	(1,182,574,659)	(1,182,574,659)
Institutional Class	(31,349,720,201)	(31,349,720,201)	(37,986,477,911)	(37,986,477,911)
Roberts & Ryan Class	0	0	(9,400,000)	(9,400,000)
Service Class	(19,429,316,286)	(19,429,316,286)	(20,716,320,547)	(20,716,320,547)
		(52,501,993,377)		(59,961,731,944)
Share conversions
Class A	(104,360,157)[2]	(104,360,157)[2]	0	0
Service Class	104,360,157 [2]	104,360,157 [2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(517,605,991)		1,193,827,168
Total increase (decrease) in net assets		(517,836,856)		1,194,069,350
Net assets
Beginning of period		18,536,169,576		17,342,100,226
End of period		$18,018,332,720		$18,536,169,576
1 For the period from February 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Class A shares were converted to Service Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.99%	4.94%	4.95%	1.65%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.35%	0.35%	0.34%
Net expenses	0.30%	0.30%	0.30%	0.28%*	0.06%*
Net investment income	3.90%	4.76%	4.86%	1.73%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$453,867	$597,240	$344,069	$417,372	$435,818

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.24%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.10%	5.05%	5.06%	1.74%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.19%*	0.06%*
Net investment income	3.97%	4.93%	4.99%	1.54%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$12,107,750	$11,213,105	$11,665,347	$6,965,776	$10,797,673

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Roberts & Ryan Class	2026	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.04 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.04	0.05	0.01
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.01)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions to shareholders	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[4]	4.10%	5.05%	1.46%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.23%	0.22%
Net expenses	0.20%	0.20%	0.20%
Net investment income	3.99%	4.67%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$111	$107	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.04	0.05	0.05	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.79%	4.73%	4.74%	1.49%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.50%	0.50%	0.50%	0.44%*	0.06%*
Net investment income	3.70%	4.59%	4.69%	1.46%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$5,456,604	$6,636,732	$5,261,162	$4,173,042	$5,336,278

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.44%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Class A shares became Service Class shares in a tax-free conversion. Shareholders of Class A received Service Class shares at a value equal to the value of their Class A shares immediately prior to the conversion. Class A shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Government Money Market Funds | 11

Notes to financial statements
As of January 31, 2026, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
U.S. Treasury securities	$0	$18,855,749,229	$0	$18,855,749,229
Total assets	$0	$18,855,749,229	$0	$18,855,749,229
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2026, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
12 | Government Money Market Funds

Notes to financial statements
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Administrator Class	0.30%
Institutional Class	0.20
Roberts & Ryan Class	0.20
Service Class	0.50
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended January 31, 2026.
5.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended January 31
	2026	2025
Ordinary income	$703,825,636	$825,217,628
As of January 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized losses	Total
$18,653,295	$799	$(14,658)	$18,639,436
Government Money Market Funds | 13

Notes to financial statements
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to dividends payable.
6.CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
10.SUBSEQUENT EVENT
At the Fund’s Board meeting held on February 24-25, 2026, the Board of Trustees approved the addition of a new share class, “Capital Class”, effective on or about May 1, 2026.
14 | Government Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring 100% Treasury Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 26, 2026
Government Money Market Funds | 15

Other information (unaudited)
Other information
Tax information
For the fiscal year ended January 31, 2026, $707,285,791 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2026, $5,346,766 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2026, 100% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Government Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Government Money Market Funds | 17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0252 01-26

Government Money Market Funds

Allspring Government Money Market Fund
Long Form Financial Statements
Annual Report
January 31, 2026

Government Money Market Funds | 1

Portfolio of investments—January 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Government agency debt: 21.23%
FFCB	3.38%	1-13-2027	$25,000,000	$24,967,270
FFCB	3.50	10-2-2026	125,000,000	124,926,138
FFCB	3.50	10-27-2026	103,000,000	102,934,612
FFCB☼	3.61	7-7-2026	100,000,000	98,467,222
FFCB☼	3.61	7-14-2026	35,000,000	34,439,300
FFCB☼	3.62	6-29-2026	20,000,000	19,708,450
FFCB☼	3.63	8-18-2026	25,000,000	24,510,236
FFCB☼	3.63	10-15-2026	40,000,000	38,985,667
FFCB	3.63	11-19-2026	19,025,000	19,011,580
FFCB☼	3.65	10-8-2026	40,000,000	39,008,000
FFCB Series 1 (U.S. SOFR+0.06%)±	3.71	7-30-2026	150,000,000	150,000,000
FFCB (U.S. SOFR+0.06%)±	3.71	9-4-2026	65,000,000	65,000,000
FFCB (U.S. SOFR+0.07%)±	3.72	9-18-2026	100,000,000	100,000,000
FFCB Series 1 (U.S. SOFR+0.07%)±	3.72	10-21-2026	85,000,000	85,000,000
FFCB	3.72	11-4-2026	100,000,000	99,951,027
FFCB (U.S. SOFR+0.07%)±	3.72	12-7-2026	130,000,000	130,000,000
FFCB (U.S. SOFR+0.07%)±	3.72	3-24-2027	125,000,000	125,000,000
FFCB (U.S. SOFR+0.07%)±	3.72	4-1-2027	400,000,000	400,000,000
FFCB (U.S. SOFR+0.07%)±	3.72	11-5-2027	230,000,000	230,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	2-17-2026	200,000,000	199,999,606
FFCB (U.S. Federal Funds Effective Rate+0.09%)±	3.73	3-27-2026	150,000,000	149,998,951
FFCB☼	3.73	6-25-2026	50,000,000	49,269,111
FFCB (U.S. SOFR+0.08%)±	3.73	3-11-2027	40,000,000	40,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	3-18-2027	280,000,000	280,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	11-23-2027	120,000,000	120,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	12-22-2027	275,000,000	275,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	12-29-2027	135,000,000	135,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	1-20-2028	115,000,000	115,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	2-2-2026	40,000,000	40,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	8-17-2026	60,000,000	60,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	2-4-2027	130,000,000	130,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	2-26-2027	100,000,000	100,014,090
FFCB (U.S. SOFR+0.09%)±	3.74	3-11-2027	145,000,000	145,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	9-28-2027	155,000,000	155,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	12-9-2027	300,000,000	300,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	1-6-2028	210,000,000	210,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	4-1-2026	50,000,000	50,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	6-18-2026	90,000,000	89,999,604
FFCB (U.S. SOFR+0.10%)±	3.75	6-24-2026	60,000,000	60,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	6-26-2026	155,000,000	155,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	2-12-2027	140,000,000	140,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	2-25-2027	125,000,000	125,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	6-17-2027	140,000,000	140,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	6-23-2027	65,000,000	65,000,000
FFCB Series 1 (U.S. SOFR+0.10%)±	3.75	7-9-2027	320,000,000	320,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	12-1-2027	115,000,000	115,028,187
FFCB (U.S. SOFR+0.10%)±	3.75	1-26-2028	465,000,000	465,000,000
FFCB Series 2 (U.S. SOFR+0.10%)±	3.75	1-28-2028	90,000,000	90,000,000
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FFCB (U.S. SOFR+0.11%)±	3.76%	5-19-2026	$60,000,000	$60,000,000
FFCB (U.S. SOFR+0.11%)±	3.76	7-2-2026	375,000,000	375,000,000
FFCB (U.S. SOFR+0.11%)±	3.76	5-14-2027	115,000,000	115,000,000
FFCB Series 2 (U.S. SOFR+0.11%)±	3.76	5-27-2027	230,000,000	230,000,000
FFCB (U.S. Federal Funds Effective Rate+0.12%)±	3.76	6-9-2027	125,000,000	125,000,000
FFCB (U.S. Federal Funds Effective Rate+0.12%)±	3.76	6-23-2027	210,000,000	210,000,000
FFCB (U.S. Federal Funds Effective Rate+0.13%)±	3.77	7-9-2027	100,000,000	100,000,000
FFCB Series 1 (U.S. SOFR+0.12%)±	3.77	7-15-2027	125,000,000	125,000,000
FFCB (U.S. SOFR+0.12%)±	3.77	11-26-2027	400,000,000	400,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	3.78	4-24-2026	150,000,000	150,000,000
FFCB Series 1 (U.S. SOFR+0.13%)±	3.78	7-23-2026	110,000,000	110,000,000
FFCB (U.S. SOFR+0.13%)±	3.78	8-6-2026	175,000,000	175,000,000
FFCB Series 1 (U.S. SOFR+0.13%)±	3.78	11-2-2026	150,000,000	150,000,000
FFCB (U.S. Federal Funds Effective Rate+0.14%)±	3.78	2-3-2027	40,000,000	40,000,000
FFCB (U.S. SOFR+0.13%)±	3.78	4-16-2027	150,000,000	150,000,000
FFCB (U.S. SOFR+0.13%)±	3.78	5-5-2027	150,000,000	150,000,000
FFCB Series 1 (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	3.78	7-30-2027	50,000,000	50,000,000
FFCB (U.S. SOFR+0.13%)±	3.78	8-18-2027	90,000,000	90,000,000
FFCB (U.S. SOFR+0.13%)±	3.78	8-24-2027	100,000,000	100,000,000
FFCB☼	3.79	2-19-2026	65,000,000	64,885,203
FFCB (U.S. SOFR+0.14%)±	3.79	8-19-2026	62,000,000	62,000,000
FFCB (U.S. SOFR+0.14%)±	3.79	8-26-2026	50,000,000	50,000,000
FFCB (U.S. SOFR+0.14%)±	3.79	9-3-2026	70,000,000	70,000,000
FFCB (U.S. SOFR+0.14%)±	3.79	9-4-2026	70,000,000	70,000,000
FFCB (U.S. SOFR+0.14%)±	3.79	9-9-2026	25,000,000	25,000,000
FFCB (U.S. SOFR+0.14%)±	3.79	1-8-2027	45,000,000	45,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.18%)±	3.79	4-30-2027	95,000,000	95,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	3.79	7-23-2027	200,000,000	198,479,111
FFCB (U.S. SOFR+0.15%)±	3.80	9-17-2026	125,000,000	125,000,000
FFCB (U.S. SOFR+0.15%)±	3.80	12-16-2026	280,000,000	280,000,541
FFCB (U.S. SOFR+0.15%)±	3.80	1-8-2027	225,000,000	225,000,000
FFCB (U.S. Federal Funds Effective Rate+0.17%)±	3.81	8-16-2027	90,000,000	90,000,000
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	3.82	11-6-2026	175,000,000	175,000,000
FFCB Series 2 (U.S. Federal Funds Effective Rate+0.18%)±	3.82	11-19-2027	100,000,000	100,000,000
FFCB☼	3.95	3-25-2026	35,000,000	34,806,625
FFCB☼	3.95	3-27-2026	65,000,000	64,626,792
FFCB☼	4.00	7-27-2026	20,000,000	19,615,972
FFCB☼	4.03	5-12-2026	15,000,000	14,836,238
FFCB	4.11	8-25-2026	33,300,000	33,294,417
FFCB	4.13	2-3-2026	24,000,000	23,999,934
FFCB	4.13	5-29-2026	107,960,000	107,953,126
FFCB	4.50	3-13-2026	10,000,000	10,002,460
FFCB	4.75	5-8-2026	24,873,000	24,909,721
FFCB	4.88	4-20-2026	10,000,000	10,013,695
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FHLB	1.25%	12-21-2026	$221,910,000	$217,561,237
FHLB☼	3.50	10-2-2026	146,100,000	142,711,698
FHLB☼	3.53	8-31-2026	26,450,000	25,913,065
FHLB☼	3.59	9-18-2026	33,000,000	32,260,140
FHLB☼	3.62	7-16-2026	250,000,000	245,934,167
FHLB☼	3.62	7-17-2026	250,000,000	245,909,375
FHLB	3.62	2-8-2027	100,000,000	100,000,000
FHLB	3.63	9-4-2026	50,000,000	50,013,077
FHLB	3.65	12-4-2026	500,000,000	499,602,022
FHLB (U.S. SOFR+0.04%)±	3.69	4-24-2026	150,000,000	150,000,000
FHLB (U.S. SOFR+0.04%)±	3.69	7-1-2026	500,000,000	500,000,000
FHLB (U.S. SOFR+0.07%)±	3.72	8-10-2026	250,000,000	250,000,000
FHLB (U.S. SOFR+0.08%)±	3.73	1-20-2028	250,000,000	250,000,000
FHLB (U.S. SOFR+0.09%)±	3.74	2-2-2026	145,000,000	145,000,000
FHLB (U.S. SOFR+0.09%)±	3.74	2-19-2026	248,000,000	248,000,000
FHLB	3.74	1-8-2027	500,000,000	500,000,000
FHLB (U.S. SOFR+0.09%)±	3.74	3-30-2027	160,000,000	159,915,365
FHLB (U.S. SOFR+0.09%)±	3.74	12-2-2027	250,000,000	250,000,000
FHLB (U.S. SOFR+0.09%)±	3.74	12-6-2027	250,000,000	250,000,000
FHLB Series 1 (U.S. SOFR+0.09%)±	3.74	1-20-2028	250,000,000	250,000,000
FHLB☼	3.75	3-12-2026	250,000,000	249,023,611
FHLB (U.S. SOFR+0.10%)±	3.75	4-6-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.10%)±	3.75	4-22-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.10%)±	3.75	5-28-2026	200,000,000	200,000,000
FHLB Series 2 (U.S. SOFR+0.10%)±	3.75	6-26-2026	170,000,000	169,992,094
FHLB (U.S. SOFR+0.10%)±	3.75	10-16-2026	150,000,000	150,000,000
FHLB	3.75	10-23-2026	750,000,000	749,657,580
FHLB (U.S. SOFR+0.10%)±	3.75	3-18-2027	200,000,000	200,000,000
FHLB (U.S. SOFR+0.10%)±	3.75	4-8-2027	64,350,000	64,350,000
FHLB (U.S. SOFR+0.10%)±	3.75	6-11-2027	300,000,000	300,000,000
FHLB (U.S. SOFR+0.10%)±	3.75	6-14-2027	100,000,000	100,000,000
FHLB (U.S. SOFR+0.10%)±	3.75	6-16-2027	250,000,000	250,000,000
FHLB (U.S. SOFR+0.10%)±	3.75	7-2-2027	250,000,000	250,000,000
FHLB (U.S. SOFR+0.11%)±	3.76	2-20-2026	350,000,000	350,000,000
FHLB (U.S. SOFR+0.11%)±	3.76	4-10-2026	50,000,000	49,998,842
FHLB	3.76	12-17-2026	500,000,000	500,000,000
FHLB (U.S. SOFR+0.12%)±	3.77	3-20-2026	300,000,000	300,000,000
FHLB (U.S. SOFR+0.13%)±	3.78	2-9-2026	396,000,000	396,001,641
FHLB (U.S. SOFR+0.13%)±	3.78	5-27-2027	250,000,000	250,000,000
FHLB (U.S. SOFR+0.13%)±	3.78	8-18-2027	100,000,000	100,000,000
FHLB (U.S. SOFR+0.14%)±	3.79	8-21-2026	50,000,000	50,000,000
FHLB (U.S. SOFR+0.14%)±	3.79	9-4-2026	150,000,000	150,000,000
FHLB	3.81	12-4-2026	500,000,000	500,000,000
FHLB (U.S. SOFR+0.17%)±	3.82	4-28-2027	370,000,000	370,000,000
FHLB	3.84	11-6-2026	500,000,000	500,000,000
FHLB	3.91	10-9-2026	750,000,000	750,000,000
FHLB	4.00	9-18-2026	150,000,000	149,926,901
FHLB	4.00	10-9-2026	132,450,000	132,759,019
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FHLB	4.13%	1-15-2027	$56,345,000	$56,633,486
FHLB☼	4.15	2-19-2026	351,000,000	350,322,083
FHLB	4.63	9-11-2026	100,000,000	100,621,539
FHLMC (U.S. SOFR+0.08%)±	3.73	1-8-2027	250,000,000	250,000,000
FHLMC (U.S. SOFR+0.10%)±	3.75	2-9-2026	100,000,000	100,000,000
FHLMC (U.S. SOFR+0.10%)±	3.75	5-5-2027	268,000,000	268,000,000
FHLMC (U.S. SOFR+0.11%)±	3.76	3-5-2026	255,000,000	255,000,000
FHLMC (U.S. SOFR+0.11%)±	3.76	5-7-2026	300,000,000	300,000,000
FHLMC (U.S. SOFR+0.12%)±	3.77	4-2-2026	1,128,000,000	1,128,025,521
FHLMC (U.S. SOFR+0.12%)±	3.77	5-5-2027	664,866,000	664,809,747
FHLMC (U.S. SOFR+0.14%)±	3.79	10-16-2026	141,000,000	141,000,000
FHLMC (U.S. SOFR+0.14%)±	3.79	9-22-2027	250,000,000	250,000,000
FHLMC (U.S. SOFR+0.14%)±	3.79	10-6-2027	300,000,000	300,000,000
FNMA	2.13	4-24-2026	230,367,000	229,426,634
FNMA (U.S. SOFR+0.08%)±	3.73	12-22-2027	465,500,000	465,472,216
FNMA (U.S. SOFR+0.08%)±	3.73	1-7-2028	199,000,000	199,000,000
FNMA (U.S. SOFR+0.10%)±	3.75	6-18-2026	50,000,000	49,998,511
FNMA (U.S. SOFR+0.12%)±	3.77	7-29-2026	149,000,000	149,001,567
FNMA (U.S. SOFR+0.14%)±	3.79	8-21-2026	329,000,000	329,000,000
FNMA (U.S. SOFR+0.14%)±	3.79	11-20-2026	182,900,000	182,900,046
FNMA (U.S. SOFR+0.14%)±	3.79	12-11-2026	478,000,000	478,000,000
FNMA (U.S. SOFR+0.09%)±%%	3.81	2-2-2028	156,000,000	156,000,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.82	6-20-2027	2,000,000	2,000,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.82	9-20-2027	6,249,999	6,249,999
U.S. International Development Finance Corp. Series 2 (U.S. Treasury 3 Month Bill+0.00%)§±	3.82	9-20-2038	2,875,604	2,875,604
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.82	7-7-2040	45,597,383	45,597,383
U.S. International Development Finance Corp. Series 9 (U.S. Treasury 3 Month Bill+0.00%)§±	3.88	5-15-2030	11,696,000	11,696,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.88	10-15-2032	11,146,155	11,146,155
U.S. International Development Finance Corp. Series IV (U.S. Treasury 3 Month Bill+0.00%)§±	3.88	11-15-2033	12,854,703	12,854,702
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.88	6-15-2034	10,056,920	10,056,920
U.S. International Development Finance Corp. Series 3 (U.S. Treasury 3 Month Bill+0.00%)§±	3.92	12-15-2026	600,001	600,001
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.92	1-20-2027	11,333,332	11,333,332
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.92	9-2-2031	33,012,949	33,012,949
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.92	9-30-2031	44,415,500	44,415,500
U.S. International Development Finance Corp. Series 4 (U.S. Treasury 3 Month Bill+0.00%)§±	3.92	9-30-2031	3,578,500	3,578,500
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.92%	12-20-2031	$36,279,070	$36,279,070
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.92	11-20-2037	21,848,450	21,848,450
U.S. International Development Finance Corp. Series 277- 2012-197-IG (U.S. Treasury 3 Month Bill+0.00%)§±	3.95	7-9-2026	4,696,750	4,696,750
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.95	1-15-2030	6,037,736	6,037,736
Total government agency debt (Cost $29,767,663,121)				29,767,663,121
Municipal obligations: 0.05%
Colorado: 0.05%
Variable rate demand notes ø: 0.05%
Colorado HFA Series C2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	3.75	5-1-2052	39,370,000	39,370,000
Colorado HFA Series D2 Class I (Housing revenue, GNMA Insured, FHLB SPA)	3.75	5-1-2042	24,765,000	24,765,000
Total municipal obligations (Cost $64,135,000)				64,135,000
Other instruments: 0.44%
Variable rate demand notes ø: 0.44%
17th Street Rentals LLC	3.81	2-1-2061	18,200,000	18,200,000
2020 Sheu Family Exempt Trust	3.85	7-1-2041	9,175,000	9,175,000
Columbus Hotel Investment One LLC Series 2018	3.85	10-1-2048	6,535,000	6,535,000
DMA Lancaster LLC Series A	3.81	7-1-2064	23,100,000	23,100,000
ELK Grove Independent Living LLC/ELK Grove Memory Care LLC Series 2025	3.81	11-1-2065	57,250,000	57,250,000
Hacienda Senior Villas LP A California LP Series C	3.81	12-1-2058	20,075,000	20,075,000
Karlo Lacey Apartments LLC Series 2026	3.81	1-1-2066	53,120,000	53,120,000
Ken-Vin Life Co. LLC Series 2025	3.81	2-1-2075	45,930,000	45,930,000
L Ward Huntley Irrevocable Life Insurance Trust u/a Series 2021	3.81	4-1-2071	21,350,000	21,350,000
La Mesa Senior Living LP	3.81	8-1-2057	48,125,000	48,125,000
Legado Encino LLC Series A	3.81	12-1-2059	18,680,000	18,680,000
Magnolia Place Arlington LLC/MP Smokey Point LLC Series 2025	3.81	12-1-2065	36,000,000	36,000,000
MBW Legacy Investments LLC Series 2024	3.85	7-1-2044	10,920,000	10,920,000
Morris Family Insurance Trust	3.81	10-1-2069	8,170,000	8,170,000
Our Family IV LLC	3.85	1-1-2044	13,785,000	13,785,000
Plaza Patria Court Ltd. a California LP Series B	3.81	12-1-2058	16,505,000	16,505,000
Renaissance 88 Co. LP	3.81	4-1-2062	27,000,000	27,000,000
Rock Hill SI LLC Series 2021	3.81	6-1-2061	35,700,000	35,700,000
Rohnert Park 668 LP Series A	3.81	6-1-2058	20,920,000	20,920,000
Senior Living Riverside LP Series 2025	3.81	8-1-2065	43,940,000	43,940,000
Southside Brookshore Associates LP Series A	3.81	9-1-2059	7,640,000	7,640,000
Thomas Bently Durant Irrevocable Life Insurance Trust Series 2024	3.85	3-1-2044	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Vickie Bice Life Insurance Trust Series 2021	3.85%	8-1-2046	$6,550,000	$6,550,000
VPM Linden Manor LP Series A	3.81	9-1-2060	15,200,000	15,200,000
VSL Property Holdings AB LLC	3.85	5-1-2054	17,400,000	17,400,000
Wingo Family Master Trust Series 2025	3.85	12-1-2050	23,180,000	23,180,000
Total other instruments (Cost $614,450,000)				614,450,000
Repurchase agreements^^: 54.09%
Australia & New Zealand Banking Group Ltd., dated 1-30-2026, maturity value $2,000,615,000(01)	3.69	2-2-2026	2,000,000,000	2,000,000,000
Bank of America NA, dated 1-30-2026, maturity value $50,015,292(02)	3.67	2-2-2026	50,000,000	50,000,000
Citibank NA, dated 1-28-2026, maturity value $250,177,431(03)	3.65	2-4-2026	250,000,000	250,000,000
Citibank NA, dated 1-30-2026, maturity value $250,076,458(04)	3.67	2-2-2026	250,000,000	250,000,000
Citigroup Global Markets Holdings, Inc., dated 1-30-2026, maturity value $400,122,333(05)	3.67	2-2-2026	400,000,000	400,000,000
Citigroup Global Markets Holdings, Inc., dated 1-13-2026, maturity value $504,625,000(06)	3.70	4-13-2026	500,000,000	500,000,000
Citigroup Global Markets Holdings, Inc., dated 10-29-2025, maturity value $253,226,667(07)	3.84	2-27-2026	250,000,000	250,000,000
Daiwa Capital Markets America, Inc., dated 1-30-2026, maturity value $1,050,321,125(08)	3.67	2-2-2026	1,050,000,000	1,050,000,000
Fixed Income Clearing Corp. - Bank of America Securities, dated 1-30-2026, maturity value $1,000,305,833(09)	3.67	2-2-2026	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp. - Barclays, dated 1-30-2026, maturity value $5,001,533,333(10)	3.68	2-2-2026	5,000,000,000	5,000,000,000
Fixed Income Clearing Corp. - Barclays, dated 1-30-2026, maturity value $13,003,986,667(11)	3.68	2-2-2026	13,000,000,000	13,000,000,000
Fixed Income Clearing Corp. - BNP Paribas, dated 1-30-2026, maturity value $500,152,917(12)	3.67	2-2-2026	500,000,000	500,000,000
Fixed Income Clearing Corp. - CIBC, dated 1-30-2026, maturity value $1,850,565,792(13)	3.67	2-2-2026	1,850,000,000	1,850,000,000
Fixed Income Clearing Corp. - Credit Agricole, dated 1-30-2026, maturity value $2,000,611,667(14)	3.67	2-2-2026	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp. - ING, dated 1-30-2026, maturity value $1,000,305,833(15)	3.67	2-2-2026	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp. - Mizuho Bank, dated 1-30-2026, maturity value $2,950,902,208(16)	3.67	2-2-2026	2,950,000,000	2,950,000,000
Fixed Income Clearing Corp. - Morgan Stanley, dated 1-30-2026, maturity value $5,001,529,167(17)	3.67	2-2-2026	5,000,000,000	5,000,000,000
Fixed Income Clearing Corp. - Natixis, dated 1-30-2026, maturity value $2,000,611,667(18)	3.67	2-2-2026	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp. - Northern Trust, dated 1-30-2026, maturity value $3,000,917,500(19)	3.67	2-2-2026	3,000,000,000	3,000,000,000
Fixed Income Clearing Corp. - Standard Chartered Bank, dated 1-30-2026, maturity value $8,002,446,667(20)	3.67	2-2-2026	8,000,000,000	8,000,000,000
Fixed Income Clearing Corp. - State Street Bank & Trust Co., dated 1-30-2026, maturity value $2,000,610,000(21)	3.66	2-2-2026	2,000,000,000	2,000,000,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
Fixed Income Clearing Corp. - State Street Bank & Trust Co., dated 1-30-2026, maturity value $2,000,611,667(22)	3.67%	2-2-2026	$2,000,000,000	$2,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, dated 1-30-2026, maturity value $2,000,611,667(23)	3.67	2-2-2026	2,000,000,000	2,000,000,000
Goldman Sachs & Co. LLC, dated 1-30-2026, maturity value $250,076,667(24)	3.68	2-2-2026	250,000,000	250,000,000
ING Financial Markets LLC, dated 1-30-2026, maturity value $100,030,583(25)	3.67	2-2-2026	100,000,000	100,000,000
ING Financial Markets LLC, dated 1-29-2026, maturity value $502,531,667(26)	3.72	3-19-2026	500,000,000	500,000,000
JPMorgan Securities LLC, dated 1-30-2026, maturity value $1,108,713,054(27)	3.66	2-2-2026	1,108,375,000	1,108,375,000
JPMorgan Securities LLC, dated 1-30-2026, maturity value $50,015,292(28)	3.67	2-2-2026	50,000,000	50,000,000
JPMorgan Securities LLC, dated 8-20-2024, maturity value $3,163,620,833∆(29)	3.67	2-6-2026	3,000,000,000	3,000,000,000
JPMorgan Securities LLC, dated 8-20-2024, maturity value $2,109,377,778∆(30)	3.68	2-6-2026	2,000,000,000	2,000,000,000
MUFG Securities Americas, dated 1-28-2026, maturity value $750,458,750(31)	3.67	2-3-2026	750,000,000	750,000,000
MUFG Securities Canada Ltd., dated 1-30-2026, maturity value $50,015,292(32)	3.67	2-2-2026	50,000,000	50,000,000
MUFG Securities Canada Ltd., dated 1-29-2026, maturity value $1,507,513,333(33)	3.68	3-19-2026	1,500,000,000	1,500,000,000
Natixis, dated 1-30-2026, maturity value $2,000,610,000(34)	3.66	2-2-2026	2,000,000,000	2,000,000,000
Nomura Securities International, dated 1-30-2026, maturity value $2,500,764,583(35)	3.67	2-2-2026	2,500,000,000	2,500,000,000
RBC Dominion, dated 1-30-2026, maturity value $150,045,875(36)	3.67	2-2-2026	150,000,000	150,000,000
Societe Generale, dated 1-28-2026, maturity value $300,212,917(37)	3.65	2-4-2026	300,000,000	300,000,000
Societe Generale, dated 1-5-2026, maturity value $504,689,444(38)	3.67	4-7-2026	500,000,000	500,000,000
Societe Generale, dated 12-5-2025, maturity value $503,298,056(39)	3.83	2-5-2026	500,000,000	500,000,000
Sumitomo Mitsui Banking Corp., dated 2-4-2026, maturity value $112,616,245%%(40)	3.73	2-18-2026	112,453,125	112,453,125
Sumitomo Mitsui Banking Corp., dated 1-21-2026, maturity value $114,231,788(41)	3.76	2-4-2026	114,065,000	114,065,000
Sumitomo Mitsui Banking Corp., dated 1-21-2026, maturity value $473,240,941(42)	3.81	4-20-2026	468,825,000	468,825,000
TD Securities USA LLC, dated 1-30-2026, maturity value $300,091,750(43)	3.67	2-2-2026	300,000,000	300,000,000
Wells Fargo Securities, dated 1-30-2026, maturity value $1,050,321,125(44)	3.67	2-2-2026	1,050,000,000	1,050,000,000
Wells Fargo Securities, dated 1-5-2026, maturity value $504,651,111(45)	3.68	4-6-2026	500,000,000	500,000,000
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
Wells Fargo Securities, dated 1-29-2026, maturity value $504,573,611(46)	3.70%	4-28-2026	$500,000,000	$500,000,000
Wells Fargo Securities, dated 12-8-2025, maturity value $1,009,630,833(47)	3.81	3-9-2026	1,000,000,000	1,000,000,000
Wells Fargo Securities, dated 11-24-2025, maturity value $504,916,528(48)	3.89	2-23-2026	500,000,000	500,000,000
Total repurchase agreements (Cost $75,853,718,125)				75,853,718,125
U.S. Treasury securities: 20.47%
U.S. Treasury Bills☼	3.64	6-11-2026	1,180,000,000	1,164,832,968
U.S. Treasury Bills☼	3.66	2-10-2026	350,000,000	349,719,611
U.S. Treasury Bills☼	3.66	2-10-2026	350,000,000	349,719,378
U.S. Treasury Bills☼	3.67	4-14-2026	725,000,000	719,828,192
U.S. Treasury Bills☼	3.68	4-7-2026	300,000,000	298,063,467
U.S. Treasury Bills☼	3.70	4-30-2026	550,000,000	545,157,846
U.S. Treasury Bills☼	3.70	4-30-2026	550,000,000	545,153,858
U.S. Treasury Bills☼	3.70	6-4-2026	1,150,000,000	1,135,767,345
U.S. Treasury Bills☼	3.71	4-23-2026	350,000,000	347,151,778
U.S. Treasury Bills☼	3.71	5-28-2026	700,000,000	691,821,424
U.S. Treasury Bills☼	3.74	4-16-2026	325,000,000	322,572,142
U.S. Treasury Bills☼	3.75	3-3-2026	325,000,000	324,032,628
U.S. Treasury Bills☼	3.75	3-3-2026	325,000,000	324,032,367
U.S. Treasury Bills☼	3.76	5-21-2026	700,000,000	692,210,575
U.S. Treasury Bills☼	3.79	2-24-2026	700,000,000	698,401,608
U.S. Treasury Bills☼	3.79	2-24-2026	700,000,000	698,401,822
U.S. Treasury Bills☼	3.79	3-31-2026	1,400,000,000	1,391,718,810
U.S. Treasury Bills☼	3.80	3-24-2026	350,000,000	348,176,354
U.S. Treasury Bills☼	3.80	3-24-2026	350,000,000	348,175,625
U.S. Treasury Bills☼	3.85	2-3-2026	160,000,000	159,983,111
U.S. Treasury Bills☼	3.85	2-3-2026	850,000,000	849,910,356
U.S. Treasury Bills☼	3.85	2-17-2026	1,250,000,000	1,248,023,807
U.S. Treasury Bills☼	3.98	5-14-2026	350,000,000	346,144,886
U.S. Treasury Bills☼	3.98	7-9-2026	150,000,000	147,432,396
U.S. Treasury Bills☼	3.99	3-19-2026	280,000,000	278,622,531
U.S. Treasury Bills☼	4.11	2-19-2026	19,000,000	18,963,618
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±	3.71	1-31-2027	520,000,000	519,957,415
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±	3.76	4-30-2026	300,000,000	299,994,839
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±	3.77	4-30-2027	100,000,000	100,001,600
U.S. Treasury Notes	0.63	7-31-2026	805,000,000	791,459,328
U.S. Treasury Notes	0.75	3-31-2026	940,000,000	935,228,591
U.S. Treasury Notes	0.75	4-30-2026	920,000,000	912,951,940
U.S. Treasury Notes	0.75	8-31-2026	150,000,000	147,468,336
U.S. Treasury Notes##	0.88	6-30-2026	1,560,000,000	1,539,921,149
U.S. Treasury Notes	0.88	9-30-2026	235,000,000	230,705,046
U.S. Treasury Notes	1.25	11-30-2026	545,000,000	534,550,061
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Portfolio of investments—January 31, 2026

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes		1.25%	12-31-2026	$725,000,000	$710,083,937
U.S. Treasury Notes		1.88	6-30-2026	200,000,000	198,249,835
U.S. Treasury Notes		3.50	9-30-2026	360,000,000	359,501,161
U.S. Treasury Notes		3.63	5-15-2026	410,000,000	409,400,303
U.S. Treasury Notes		3.75	4-15-2026	340,000,000	339,766,089
U.S. Treasury Notes		3.75	8-31-2026	332,000,000	331,975,899
U.S. Treasury Notes		4.13	6-15-2026	490,000,000	489,972,720
U.S. Treasury Notes		4.25	11-30-2026	655,000,000	657,827,665
U.S. Treasury Notes		4.25	12-31-2026	1,145,000,000	1,151,810,126
U.S. Treasury Notes		4.38	7-31-2026	630,000,000	631,098,884
U.S. Treasury Notes		4.38	12-15-2026	500,000,000	503,555,998
U.S. Treasury Notes		4.50	3-31-2026	400,000,000	400,218,527
U.S. Treasury Notes		4.50	7-15-2026	890,000,000	891,487,093
U.S. Treasury Notes		4.63	6-30-2026	685,000,000	686,331,401
U.S. Treasury Notes		4.63	10-15-2026	180,000,000	181,296,518
U.S. Treasury Notes		4.88	4-30-2026	400,000,000	400,644,079
Total U.S. treasury securities (Cost $28,699,477,043)					28,699,477,043
Total investments in securities (Cost $134,999,443,289)	96.28%				134,999,443,289
Other assets and liabilities, net	3.72				5,222,985,221
Total net assets	100.00%				$140,222,428,510

The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Portfolio of investments—January 31, 2026

☼	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:
(01) U.S. government securities, 0.50% to 6.25%, 4-30-2026 to 5-15-2055, fair value including accrued interest is $2,039,361,621.
(02) U.S. government securities, 1.50% to 3.00%, 4-1-2045 to 5-1-2051, fair value including accrued interest is $51,500,000.
(03) U.S. government securities, 0.00% to 8.88%, 12-1-2027 to 7-20-2072, fair value including accrued interest is $257,499,051.
(04) U.S. government securities, 0.00% to 8.50%, 4-1-2026 to 2-1-2056, fair value including accrued interest is $257,497,677.
(05) U.S. government securities, 4.50% to 7.00%, 11-20-2043 to 1-20-2056, fair value including accrued interest is $412,000,000.
(06) U.S. government securities, 5.50% to 6.50%, 8-1-2055 to 9-1-2055, fair value including accrued interest is $515,000,001.
(07) U.S. government securities, 0.00% to 6.43%, 5-31-2027 to 7-20-2072, fair value including accrued interest is $255,442,429.
(08) U.S. government securities, 0.00% to 8.00%, 10-1-2026 to 9-1-2062, fair value including accrued interest is $1,081,479,420.
(09) U.S. government securities, 0.00% to 4.38%, 5-5-2026 to 8-15-2049, fair value including accrued interest is $1,020,000,055.
(10) U.S. government securities, 0.00% to 6.25%, 3-17-2026 to 8-15-2053, fair value including accrued interest is $5,100,000,034.
(11) U.S. government securities, 0.00% to 6.63%, 2-24-2026 to 8-15-2035, fair value including accrued interest is $13,260,000,144.
(12) U.S. government securities, 0.00% to 5.25%, 2-19-2026 to 11-15-2055, fair value including accrued interest is $510,000,029.
(13) U.S. government securities, 0.88% to 4.00%, 11-15-2028 to 6-30-2032, fair value including accrued interest is $1,887,000,000.
(14) U.S. government securities, 0.00% to 5.00%, 2-26-2026 to 8-15-2054, fair value including accrued interest is $2,040,000,050.
(15) U.S. government securities, 0.00% to 4.75%, 2-10-2026 to 8-15-2055, fair value including accrued interest is $1,020,000,002.
(16) U.S. government securities, 0.00% to 8.00%, 3-5-2026 to 6-1-2063, fair value including accrued interest is $3,034,985,405.
(17) U.S. government securities, 0.00% to 4.63%, 2-24-2026 to 8-15-2032, fair value including accrued interest is $5,100,000,059.
(18) U.S. government securities, 0.75% to 4.00%, 12-15-2027 to 5-15-2041, fair value including accrued interest is $2,039,999,969.
(19) U.S. government securities, 3.63% to 4.13%, 4-1-2030 to 8-31-2032, fair value including accrued interest is $3,060,000,000.
(20) U.S. government securities, 0.00% to 6.13%, 2-5-2026 to 11-15-2055, fair value including accrued interest is $8,160,000,186.
(21) U.S. government securities, 2.38% to 4.63%, 4-30-2029 to 5-31-2029, fair value including accrued interest is $2,040,000,034.
(22) U.S. government securities, 1.38% to 7.50%, 2-1-2027 to 11-1-2061, fair value including accrued interest is $2,063,973,832.
(23) U.S. government securities, 3.50% to 4.25%, 11-30-2026 to 9-30-2027, fair value including accrued interest is $2,040,000,027.
(24) U.S. government securities, 0.00% to 5.70%, 2-25-2026 to 6-27-2042, fair value including accrued interest is $255,000,531.
(25) U.S. government securities, 3.50% to 7.00%, 9-1-2032 to 10-1-2055, fair value including accrued interest is $103,000,001.
(26) U.S. government securities, 2.50% to 7.00%, 9-1-2032 to 12-1-2055, fair value including accrued interest is $515,000,000.
(27) U.S. government securities, 4.00% to 4.63%, 12-15-2027 to 9-30-2028, fair value including accrued interest is $1,130,542,519.
(28) U.S. government securities, 0.00% to 7.00%, 2-20-2026 to 5-20-2065, fair value including accrued interest is $51,421,315.
(29) U.S. government securities, 4.00%, 2-28-2030, fair value including accrued interest is $3,060,000,053.
(30) U.S. government securities, 1.50% to 8.50%, 1-26-2027 to 12-20-2065, fair value including accrued interest is $2,059,901,358.
(31) U.S. government securities, 2.00% to 7.00%, 2-25-2026 to 1-1-2056, fair value including accrued interest is $772,410,684.
(32) U.S. government securities, 0.38% to 7.50%, 3-15-2026 to 6-1-2063, fair value including accrued interest is $51,422,344.
(33) U.S. government securities, 1.00% to 7.50%, 3-30-2026 to 1-1-2058, fair value including accrued interest is $1,544,462,161.
(34) U.S. government securities, 0.00% to 4.88%, 4-30-2026 to 2-15-2053, fair value including accrued interest is $2,040,000,048.
(35) U.S. government securities, 0.00% to 8.88%, 2-3-2026 to 4-1-2056, fair value including accrued interest is $2,550,000,003.
(36) U.S. government securities, 0.00% to 4.63%, 2-17-2026 to 11-15-2054, fair value including accrued interest is $153,017,476.
(37) U.S. government securities, 2.00% to 6.00%, 11-1-2048 to 10-1-2062, fair value including accrued interest is $309,000,074.
(38) U.S. government securities, 4.00% to 4.50%, 12-15-2027 to 12-31-2031, fair value including accrued interest is $510,000,083.
(39) U.S. government securities, 4.50% to 4.63%, 9-30-2028 to 5-31-2029, fair value including accrued interest is $510,000,058.
(40) U.S. government securities, 1.13% to 4.50%, 8-31-2028 to 11-15-2049, fair value including accrued interest is $114,873,551.
(41) U.S. government securities, 1.13% to 4.50%, 8-31-2028 to 11-15-2049, fair value including accrued interest is $116,394,421.
(42) U.S. government securities, 3.00% to 4.50%, 8-31-2028 to 5-20-2053, fair value including accrued interest is $482,942,072.
(43) U.S. government securities, 2.00% to 6.00%, 9-1-2050 to 3-1-2055, fair value including accrued interest is $309,000,000.
(44) U.S. government securities, 1.50% to 8.50%, 4-20-2029 to 1-20-2056, fair value including accrued interest is $1,081,500,000.
(45) U.S. government securities, 0.00% to 5.88%, 2-6-2026 to 9-15-2065, fair value including accrued interest is $510,000,518.
(46) U.S. government securities, 2.59% to 6.75%, 2-26-2026 to 7-19-2032, fair value including accrued interest is $510,000,823.
(47) U.S. government securities, 1.50% to 7.50%, 2-1-2027 to 1-1-2059, fair value including accrued interest is $1,030,000,000.
(48) U.S. government securities, 1.50% to 6.50%, 3-1-2028 to 11-1-2055, fair value including accrued interest is $515,000,000.
∆	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next put date.
##	All or a portion of this security is segregated as collateral for when-issued securities.

The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Portfolio of investments—January 31, 2026

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Statement of assets and liabilities—January 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$59,145,725,164
Investments in repurchase agreements, at amortized cost	75,853,718,125
Cash	4,764,876,586
Receivable for investments sold	730,000,000
Receivable for interest	308,535,785
Receivable for Fund shares sold	4,551,202
Prepaid expenses and other assets	181,351
Total assets	140,807,588,213
Liabilities
Payable for investments purchased	326,676,367
Dividends payable	217,955,801
Payable for Fund shares redeemed	19,285,020
Management fee payable	12,332,719
Administration fees payable	6,374,090
Shareholder servicing fees payable	1,002,756
Distribution fee payable	77,029
Accrued expenses and other liabilities	1,455,921
Total liabilities	585,159,703
Total net assets	$140,222,428,510
Net assets consist of
Paid-in capital	$140,225,722,876
Total distributable loss	(3,294,366)
Total net assets	$140,222,428,510
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Statement of assets and liabilities—January 31, 2026
Statement of assets and liabilities
Computation of net asset value per share
Net assets–Class A	$877,007,868
Shares outstanding–Class A1	877,008,612
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$4,273,512,937
Shares outstanding–Administrator Class[1]	4,273,530,827
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$31,912,289,920
Shares outstanding–Institutional Class[1]	31,912,365,144
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$100,095,853
Shares outstanding–Roberts & Ryan Class[1]	100,110,975
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$101,103,829,129
Shares outstanding–Select Class[1]	101,104,131,256
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$1,062,956,292
Shares outstanding–Service Class[1]	1,062,957,640
Net asset value per share–Service Class	$1.00
Net assets–Sweep Class	$748,306,311
Shares outstanding–Sweep Class[1]	748,312,719
Net asset value per share–Sweep Class	$1.00
Net assets–Tribal Inclusion Class	$144,430,200
Shares outstanding–Tribal Inclusion Class[1]	144,430,302
Net asset value per share–Tribal Inclusion Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Statement of operations—year ended January 31, 2026
Statement of operations
Investment income
Interest	$5,457,441,013
Expenses
Management fee	162,068,240
Administration fees
Class A	1,679,198
Administrator Class	4,154,991
Institutional Class	25,879,774
Roberts & Ryan Class	91,314
Select Class	35,768,967
Service Class	1,330,670
Sweep Class	272,094
Tribal Inclusion Class	81,009
Shareholder servicing fees
Class A	2,098,998
Administrator Class	4,154,991
Service Class	2,772,228
Sweep Class	2,267,447
Distribution fee
Sweep Class	906,978
Custody and accounting fees	2,575,942
Professional fees	487,614
Registration fees	69,442
Shareholder report expenses	250,789
Trustees’ fees and expenses	1,015,827
Other fees and expenses	703,752
Total expenses	248,630,265
Less: Fee waivers and/or expense reimbursements
Class A	(231,853)
Administrator Class	(36,265)
Institutional Class	(3,108,242)
Roberts & Ryan Class	(10,955)
Select Class	(26,422,913)
Service Class	(9,402)
Sweep Class	(87,264)
Tribal Inclusion Class	(39,952)
Net expenses	218,683,419
Net investment income	5,238,757,594
Net realized gains on investments	2,781,299
Net increase in net assets resulting from operations	$5,241,538,893
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2026		Year ended January 31, 2025
Operations
Net investment income		$5,238,757,594		$5,869,405,326
Net realized gains on investments		2,781,299		3,118,270
Net increase in net assets resulting from operations		5,241,538,893		5,872,523,596
Distributions to shareholders from
Net investment income and net realized gains
Class A		(30,928,222)		(36,194,484)
Administrator Class		(162,319,078)		(183,316,589)
Institutional Class		(1,306,237,035)		(1,491,068,340)
Roberts & Ryan Class		(4,645,987)		(11,967,229)
Select Class		(3,653,187,082)		(4,049,865,306)
Service Class		(41,483,736)		(47,399,935)
Sweep Class		(33,991,041)		(43,526,728)
Tribal Inclusion Class		(5,495,818)		(6,073,608)
Total distributions to shareholders		(5,238,287,999)		(5,869,412,219)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	166,544,574	166,544,574	549,909,180	549,909,180
Administrator Class	18,536,450,103	18,536,450,103	19,661,118,625	19,661,118,625
Institutional Class	125,821,650,510	125,821,650,510	102,826,422,213	102,826,422,213
Roberts & Ryan Class	1,703,614,388	1,703,614,388	2,999,265,063	2,999,265,063
Select Class	1,047,534,362,141	1,047,534,362,141	888,472,015,650	888,472,015,650
Service Class	3,864,712,184	3,864,712,184	3,198,514,413	3,198,514,413
Sweep Class	10,026,559,087	10,026,559,087	7,587,319,823	7,587,319,823
Tribal Inclusion Class	28,512,136	28,512,136	230	230
		1,207,682,405,123		1,025,294,565,197
Reinvestment of distributions
Class A	30,832,455	30,832,455	35,750,185	35,750,185
Administrator Class	49,532,880	49,532,880	51,219,860	51,219,860
Institutional Class	476,872,994	476,872,994	535,043,442	535,043,442
Roberts & Ryan Class	4,389	4,389	5,135	5,135
Select Class	2,023,236,358	2,023,236,358	2,330,503,078	2,330,503,078
Service Class	4,661,885	4,661,885	5,632,983	5,632,983
Sweep Class	33,991,041	33,991,041	43,311,303	43,311,303
Tribal Inclusion Class	5,495,818	5,495,818	6,046,887	6,046,887
		2,624,627,820		3,007,512,873
Payment for shares redeemed
Class A	(148,506,135)	(148,506,135)	(161,947,847)	(161,947,847)
Administrator Class	(19,299,725,540)	(19,299,725,540)	(18,944,825,908)	(18,944,825,908)
Institutional Class	(128,716,929,225)	(128,716,929,225)	(98,853,363,006)	(98,853,363,006)
Roberts & Ryan Class	(1,940,612,498)	(1,940,612,498)	(2,662,266,954)	(2,662,266,954)
Select Class	(1,029,984,336,041)	(1,029,984,336,041)	(890,430,961,389)	(890,430,961,389)
Service Class	(3,702,142,866)	(3,702,142,866)	(3,481,550,190)	(3,481,550,190)
Sweep Class	(10,309,453,759)	(10,309,453,759)	(7,446,489,470)	(7,446,489,470)
Tribal Inclusion Class	(3,501,048)	(3,501,048)	(11,800,000)	(11,800,000)
		(1,194,105,207,112)		(1,021,993,204,764)
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2026		Year ended January 31, 2025
	Shares		Shares
Net asset value of shares issued in acquisition
Institutional Class	0	$0	299,770,035	$299,760,308
Select Class	0	0	316,287,366	316,295,828
Service Class	0	0	81,056,477	81,055,064
		0		697,111,200
Net increase in net assets resulting from capital share transactions		16,201,825,831		7,005,984,506
Total increase in net assets		16,205,076,725		7,009,095,883
Net assets
Beginning of period		124,017,351,785		117,008,255,902
End of period		$140,222,428,510		$124,017,351,785
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.75%	4.67%	4.68%	1.50%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.58%	0.59%	0.61%	0.60%
Net expenses	0.55%	0.58%	0.59%	0.48%*	0.07%*
Net investment income	3.68%	4.56%	4.59%	1.55%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$877,008	$828,115	$404,404	$356,236	$316,459

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.12%
Year ended January 31, 2022	0.53%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
18 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.98%	4.92%	4.94%	1.71%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.33%	0.33%	0.34%	0.33%
Net expenses	0.33%	0.33%	0.33%	0.28%*	0.07%*
Net investment income	3.91%	4.80%	4.87%	1.63%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$4,273,513	$4,987,150	$4,219,599	$3,628,015	$5,027,252

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.27%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.12%	5.06%	5.08%	1.82%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%	0.21%	0.22%	0.21%
Net expenses	0.20%	0.20%	0.20%	0.17%*	0.07%*
Net investment income	4.04%	4.93%	4.97%	1.66%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$31,912,290	$34,329,916	$29,521,342	$29,533,412	$40,078,395

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.13%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
20 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Roberts & Ryan Class	2026	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.04 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.04	0.05	0.01
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.01)
Net realized gains	0.00	0.00	(0.00)[3]
Total distributions to shareholders	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[4]	4.12%	5.06%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%	0.21%
Net expenses	0.20%	0.20%	0.20%
Net investment income	4.07%	4.84%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$100,096	$337,099	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 21

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Select Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.18%	5.12%	5.15%	1.89%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.17%	0.17%	0.17%	0.18%	0.17%
Net expenses	0.14%	0.14%	0.14%	0.11%*	0.05%*
Net investment income	4.09%	4.99%	5.07%	1.73%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$101,103,829	$81,528,265	$80,838,095	$56,118,082	$85,197,344

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.09%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
22 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.81%	4.75%	4.77%	1.58%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.50%	0.51%	0.50%
Net expenses	0.50%	0.50%	0.50%	0.40%*	0.07%*
Net investment income	3.74%	4.66%	4.65%	1.47%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,062,956	$895,697	$1,092,008	$1,419,439	$1,873,382

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.43%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 23

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Sweep Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.81%	4.75%	4.77%	1.58%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.52%	0.51%
Net expenses	0.50%	0.50%	0.50%	0.41%*	0.06%*
Net investment income	3.75%	4.62%	4.63%	1.54%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$748,306	$997,190	$813,036	$1,045,053	$1,101,824

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.09%
Year ended January 31, 2022	0.44%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
24 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Tribal Inclusion Class	2026	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.04 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.04	0.05	0.01
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.01)
Net realized gains	0.00	0.00	(0.00)[3]
Total distributions to shareholders	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[4]	4.16%	5.10%	1.26%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%
Net expenses	0.16%	0.16%	0.16%
Net investment income	4.07%	4.99%	5.26%
Supplemental data
Net assets, end of period (000s omitted)	$144,430	$113,920	$119,670

[1]	For the period from November 3, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 25

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
26 | Government Money Market Funds

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2026, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2026, the Fund had capital loss carryforwards which consist of $3,689,835 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Government agency debt	$0	$29,767,663,121	$0	$29,767,663,121
Municipal obligations	0	64,135,000	0	64,135,000
Other instruments	0	614,450,000	0	614,450,000
Repurchase agreements	0	75,853,718,125	0	75,853,718,125
U.S. Treasury securities	0	28,699,477,043	0	28,699,477,043
Total assets	$0	$134,999,443,289	$0	$134,999,443,289
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
Government Money Market Funds | 27

Notes to financial statements
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2026, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03
Tribal Inclusion Class	0.06
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2026, the contractual caps are as follows:
28 | Government Money Market Funds

Notes to financial statements

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.50
Sweep Class	0.50
Tribal Inclusion Class	0.16
Distribution fee
The Trust has adopted a distribution plan for Sweep Class shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.10% of the average daily net assets of Sweep Class shares. Such fees are generally paid on a monthly basis.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended January 31, 2026.
5.ACQUISITION
After the close of business on August 16, 2024, the Fund acquired the net assets of Allspring Heritage Money Market Fund (“Heritage Money Market Fund”). The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Institutional Class, Administrator Class, Service Class and Select Class shares of Heritage Money Market Fund received Institutional Class, Administrator Class, Service Class and Select Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Heritage Money Market Fund for 697,113,878 shares of the Fund valued at $697,111,200 at an exchange ratio of 1.00, 1.00, 1.00 and 1.00 for Institutional Class, Administrator Class, Service Class and Select Class shares, respectively. The investment portfolio of Heritage Money Market Fund with a fair value of $698,800,000, identified cost of $698,800,000 and unrealized gains (losses) of $0 at August 16, 2024 was the principal assets acquired by the Fund. The aggregate net assets of Heritage Money Market Fund and the Fund immediately prior to the acquisition were $697,111,200 and $116,905,716,247, respectively. The aggregate net assets of the Fund immediately after the acquisition were $117,602,827,447. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Heritage Money Market Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed February 1, 2024, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended January 31, 2025 would have been as follows:
Net investment income	$5,950,828,690
Net realized and unrealized gains (losses) on investments	3,103,213
Net increase in net assets resulting from operations	$5,953,931,903
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Heritage Money Market Fund that have been included in the Fund’s Statement of operations since August 17, 2024.
Government Money Market Funds | 29

Notes to financial statements
6.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended January 31
	2026	2025
Ordinary income	$5,238,287,999	$5,869,412,219
As of January 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward	Total
$218,518,343	$(3,689,835)	$214,828,508
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to dividends payable.
7.CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
11.SUBSEQUENT EVENT
At the Fund’s Board meeting held on February 24-25, 2026, the Board of Trustees approved the addition of a new share class, “Capital Class”, effective on or about May 1, 2026.
30 | Government Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Government Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 26, 2026
Government Money Market Funds | 31

Other information (unaudited)
Other information
Tax information
For the fiscal year ended January 31, 2026, $5,265,063,391 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2026, 50% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio Holdings Information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP.  Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

32 | Government Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Government Money Market Funds | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0450 01-26

Retail Money Market Funds

Allspring Money Market Fund
Long Form Financial Statements
Annual Report
January 31, 2026

Retail Money Market Funds | 1

Portfolio of investments—January 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 22.34%
ABN AMRO Bank NV	3.65%	2-4-2026	$325,000,000	$325,000,000
Banco Santander SA (U.S. SOFR+0.39%)±	4.03	6-26-2026	90,000,000	90,000,000
Banco Santander SA	4.45	2-10-2026	150,000,000	150,000,000
Bank of America NA	3.77	12-28-2026	125,000,000	125,000,000
Bank of America NA±±	4.00	2-27-2026	75,000,000	75,000,000
Bank of Montreal (U.S. SOFR+0.33%)±	3.98	11-12-2026	150,000,000	150,000,000
Bank of Montreal (U.S. SOFR+0.37%)±	4.02	5-5-2026	150,000,000	150,000,000
Bank of Montreal (U.S. SOFR+0.37%)±	4.02	10-23-2026	100,000,000	100,000,000
Bank of Nova Scotia (U.S. SOFR+0.27%)±	3.92	3-17-2026	150,000,000	150,000,000
Bank of Nova Scotia (U.S. SOFR+0.30%)±	3.95	2-10-2026	100,000,000	100,000,000
Bank of Nova Scotia (U.S. SOFR+0.33%)±	3.98	7-22-2026	125,000,000	125,000,000
Bank of Nova Scotia (U.S. SOFR+0.33%)±	3.98	8-7-2026	125,000,000	125,000,000
Barclays Bank PLC (U.S. SOFR+0.37%)±	4.01	10-2-2026	150,000,000	150,000,000
BNP Paribas SA	4.26	3-5-2026	125,000,000	125,000,000
BNP Paribas SA	4.40	5-27-2026	150,000,000	150,000,000
BNP Paribas SA	4.56	2-11-2026	100,000,000	100,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.30%)±	3.95	2-9-2026	80,000,000	80,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.32%)±	3.97	10-19-2026	150,000,000	150,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.33%)±	3.98	1-25-2027	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	4.32	2-5-2026	150,000,000	150,000,000
Citibank NA (U.S. SOFR+0.29%)±	3.93	2-24-2026	100,000,000	100,000,000
Commonwealth Bank of Australia (U.S. SOFR+0.31%)±	3.96	11-10-2026	50,000,000	50,000,000
Cooperatieve Rabobank UA	3.90	7-2-2026	100,000,000	100,000,000
Cooperatieve Rabobank UA (U.S. SOFR+0.40%)±	4.05	5-22-2026	150,000,000	150,000,000
Cooperatieve Rabobank UA	4.12	6-4-2026	100,000,000	100,000,000
Cooperatieve Rabobank UA	4.15	6-18-2026	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank SA	3.81	10-9-2026	125,000,000	125,000,000
Credit Agricole Corporate & Investment Bank SA (U.S. SOFR+0.30%)±	3.95	10-2-2026	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank SA	3.99	8-6-2026	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank SA	4.37	2-2-2026	100,000,000	100,000,000
Credit Industriel et Commercial (U.S. SOFR+0.36%)±	4.01	10-9-2026	100,000,000	100,000,000
Credit Industriel et Commercial (U.S. SOFR+0.42%)±	4.07	4-29-2026	100,000,000	100,000,000
Credit Industriel et Commercial	4.44	5-12-2026	65,000,000	65,000,000
Credit Industriel et Commercial	4.55	2-6-2026	125,000,000	125,000,000
Deutsche Bank AG	3.98	4-6-2026	150,000,000	150,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (U.S. SOFR+0.24%)±	3.89	3-23-2026	100,000,000	100,000,000
HSBC Bank USA NA (U.S. SOFR+0.34%)±	3.99	11-6-2026	50,000,000	50,000,000
HSBC Bank USA NA (U.S. SOFR+0.35%)±	4.00	6-11-2026	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC	3.90	11-17-2026	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.26%)±	3.91	3-6-2026	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.33%)±	3.97	2-22-2027	50,000,000	50,000,000
Lloyds Bank Corporate Markets PLC	4.00	6-29-2026	150,000,000	150,000,000
Mitsubishi UFJ Trust & Banking Corp. (U.S. SOFR+0.25%)±	3.90	2-11-2026	150,000,000	150,000,000
Mizuho Bank Ltd.	3.64	2-2-2026	94,025,000	94,025,000
Mizuho Bank Ltd.	4.41	4-1-2026	100,000,000	100,000,000
MUFG Bank Ltd.	4.01	5-15-2026	90,000,000	90,000,000
The accompanying notes are an integral part of these financial statements.
2 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Certificates of deposit(continued)
National Australia Bank Ltd. (U.S. SOFR+0.25%)±	3.90%	3-25-2026	$150,000,000	$150,000,000
National Australia Bank Ltd. (U.S. SOFR+0.25%)±	3.90	5-5-2026	150,000,000	150,000,000
Natixis SA	3.99	7-6-2026	150,000,000	150,000,000
Natixis SA (U.S. SOFR+0.40%)±	4.05	12-4-2026	100,000,000	100,000,000
Natixis SA	4.37	3-11-2026	125,000,000	125,000,000
Natixis SA	4.44	3-18-2026	125,000,000	125,000,000
Nordea Bank Abp (U.S. SOFR+0.32%)±	3.97	6-29-2026	100,000,000	100,000,000
Nordea Bank Abp	4.36	3-24-2026	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.40%)±	4.04	4-22-2026	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	4.08	2-11-2026	90,000,000	90,000,000
Royal Bank of Canada (U.S. SOFR+0.27%)±	3.92	8-21-2026	125,000,000	125,000,000
Royal Bank of Canada	4.20	5-22-2026	150,000,000	150,000,000
Standard Chartered Bank PLC (U.S. SOFR+0.42%)±	4.07	10-21-2026	150,000,000	150,000,000
Standard Chartered Bank PLC	4.41	5-1-2026	75,000,000	75,000,000
State Street Bank & Trust Co. (U.S. SOFR+0.25%)±	3.89	6-2-2026	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.25%)±	3.90	5-1-2026	90,000,000	90,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.32%)±	3.97	8-26-2026	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.33%)±	3.98	9-8-2026	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	4.00	4-22-2026	100,000,000	100,000,000
Sumitomo Mitsui Trust	4.40	2-3-2026	100,000,000	100,000,000
Svenska Handelsbanken AB (U.S. SOFR+0.22%)±	3.86	3-5-2026	125,000,000	125,000,000
Svenska Handelsbanken AB (U.S. SOFR+0.26%)±	3.90	5-19-2026	150,000,000	150,000,000
Svenska Handelsbanken AB (U.S. SOFR+0.26%)±	3.90	10-6-2026	75,000,000	75,000,000
Svenska Handelsbanken AB (U.S. SOFR+0.29%)±	3.93	1-20-2027	125,000,000	125,000,000
Swedbank AB	4.00	4-24-2026	100,000,000	100,000,000
Toronto-Dominion Bank (U.S. SOFR+0.24%)±	3.88	3-4-2026	75,000,000	75,000,000
Toronto-Dominion Bank	3.90	10-1-2026	125,000,000	125,000,000
Toronto-Dominion Bank (U.S. SOFR+0.40%)±	4.04	4-17-2026	150,000,000	150,000,000
Toronto-Dominion Bank	4.42	2-13-2026	150,000,000	150,000,000
UBS AG (U.S. SOFR+0.34%)±	3.99	11-6-2026	100,000,000	100,000,000
Wells Fargo Bank NA	3.80	9-21-2026	150,000,000	150,000,000
Wells Fargo Bank NA (U.S. SOFR+0.31%)±	3.96	6-3-2026	100,000,000	100,000,000
Westpac Banking Corp. (U.S. SOFR+0.22%)±	3.87	3-11-2026	150,000,000	150,000,000
Westpac Banking Corp.	3.90	8-3-2026	100,000,000	100,000,000
Westpac Banking Corp. (U.S. SOFR+0.31%)±	3.96	11-13-2026	150,000,000	150,000,000
Total certificates of deposit (Cost $9,474,025,000)				9,474,025,000
Commercial paper: 41.11%
Asset-backed commercial paper: 35.67%
Anglesea Funding LLC (U.S. SOFR+0.05%)144A§±	3.70	4-9-2026	250,000,000	250,000,000
Anglesea Funding LLC (U.S. SOFR+0.06%)144A§±	3.71	4-30-2026	500,000,000	500,000,000
Anglesea Funding LLC (U.S. OBFR+0.17%)144A§±	3.80	3-18-2026	100,000,000	100,000,000
Antalis SA144A☼	3.87	4-7-2026	45,550,000	45,240,665
Aquitaine Funding Co. LLC (U.S. SOFR+0.09%)144A§±	3.74	7-16-2026	250,000,000	250,000,000
Aquitaine Funding Co. LLC (U.S. SOFR+0.10%)144A§±	3.75	6-10-2026	250,000,000	250,000,000
Aquitaine Funding Co. LLC144A☼	4.08	5-21-2026	100,000,000	98,794,000
Aquitaine Funding Co. LLC144A☼	4.11	3-11-2026	100,000,000	99,583,750
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 3

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Armada Funding Co. LLC144A☼	3.78%	2-3-2026	$444,300,000	$444,253,966
Armada Funding Co. LLC144A☼	4.00	7-6-2026	125,000,000	122,887,847
Armada Funding Co. LLC144A☼	4.03	7-8-2026	100,000,000	98,279,667
Brigantine Funding Co. LLC144A☼	4.06	5-1-2026	80,000,000	79,217,778
Brigantine Funding Co. LLC144A☼	4.08	5-8-2026	150,000,000	148,408,750
Britannia Funding Co. LLC144A☼	3.95	4-23-2026	100,000,000	99,133,333
Britannia Funding Co. LLC144A☼	4.06	3-24-2026	130,400,000	129,675,556
Cabot Trail Funding LLC144A☼	4.16	3-2-2026	80,000,000	79,744,889
Chesham Finance Ltd./Chesham Finance LLC144A☼	3.76	2-2-2026	235,000,000	235,000,000
Collateralized Commercial Paper V Co. LLC (U.S. SOFR+0.30%)±	3.95	5-12-2026	100,000,000	100,000,000
Columbia Funding Co. LLC144A☼	3.82	7-15-2026	122,900,000	120,802,131
Columbia Funding Co. LLC144A☼	3.97	6-3-2026	150,000,000	148,023,667
Concord Minutemen Capital Co. LLC144A☼	3.78	2-3-2026	417,197,000	417,153,774
Concord Minutemen Capital Co. LLC144A☼##	3.78	2-6-2026	528,436,000	528,216,993
Concord Minutemen Capital Co. LLC144A☼	3.85	7-7-2026	50,000,000	49,181,944
Concord Minutemen Capital Co. LLC144A☼	3.85	9-11-2026	100,000,000	97,667,222
Concord Minutemen Capital Co. LLC144A☼	3.98	4-30-2026	150,000,000	148,575,375
Concord Minutemen Capital Co. LLC144A	4.02	5-21-2026	130,000,000	130,000,000
Concord Minutemen Capital Co. LLC144A☼	4.06	3-19-2026	100,000,000	99,500,000
Concord Minutemen Capital Co. LLC144A☼	4.06	6-5-2026	100,000,000	98,633,333
Concord Minutemen Capital Co. LLC144A☼	4.06	6-15-2026	200,000,000	197,044,444
Concord Minutemen Capital Co. LLC144A☼	4.14	3-13-2026	125,000,000	124,447,500
Constellation Funding Co. LLC144A☼	3.97	6-10-2026	152,000,000	149,881,458
Constellation Funding Co. LLC144A☼	4.41	5-20-2026	79,700,000	78,670,743
Endeavour Funding Co. LLC (U.S. SOFR+0.07%)144A§±	3.72	3-16-2026	100,000,000	100,000,000
Endeavour Funding Co. LLC144A☼	3.82	7-9-2026	58,500,000	57,538,179
Endeavour Funding Co. LLC144A☼	3.83	7-15-2026	100,000,000	98,288,500
Endeavour Funding Co. LLC144A☼	3.96	4-10-2026	55,900,000	55,493,219
Endeavour Funding Co. LLC144A☼	4.20	3-2-2026	45,000,000	44,855,100
Falcon Asset Funding LLC (U.S. SOFR+0.30%)144A±	3.94	6-10-2026	100,000,000	100,000,000
Fastnet Funding Co. LLC144A☼	3.78	2-3-2026	100,000,000	99,989,639
Fastnet Funding Co. LLC144A☼	3.79	2-4-2026	40,000,000	39,991,689
Fastnet Funding Co. LLC144A☼	4.06	3-26-2026	35,000,000	34,797,778
Fastnet Funding Co. LLC144A☼	4.31	3-2-2026	75,000,000	74,752,083
Gotham Funding Corp.144A☼	3.83	4-2-2026	42,000,000	41,739,810
Helvetica Funding Co. LLC (U.S. SOFR+0.10%)144A§±	3.75	6-12-2026	250,000,000	250,000,000
Helvetica Funding Co. LLC144A☼	4.06	3-6-2026	70,000,000	69,751,111
HQLA Funding LLC144A☼	3.76	2-2-2026	200,000,000	200,000,000
HQLA Funding LLC144A☼	3.78	2-3-2026	450,000,000	449,953,375
HQLA Funding LLC144A☼	3.78	2-5-2026	290,000,000	289,909,858
HQLA Funding LLC144A☼	3.95	6-1-2026	125,000,000	123,388,542
HQLA Funding LLC (U.S. SOFR+0.45%)144A±	4.10	4-17-2026	70,000,000	70,000,000
HQLA Funding LLC144A☼	4.36	3-13-2026	50,000,000	49,767,083
Intrepid Funding Co. LLC144A☼	3.82	7-10-2026	101,900,000	100,213,951
Intrepid Funding Co. LLC	3.85	7-10-2026	100,000,000	100,000,000
Intrepid Funding Co. LLC144A☼	3.85	7-24-2026	100,000,000	98,184,444
Intrepid Funding Co. LLC144A☼	4.00	5-12-2026	58,948,000	58,307,677
The accompanying notes are an integral part of these financial statements.
4 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Intrepid Funding Co. LLC144A☼	4.08%	5-15-2026	$105,800,000	$104,594,938
Intrepid Funding Co. LLC144A☼	4.29	2-12-2026	50,000,000	49,941,250
Intrepid Funding Co. LLC144A☼	4.38	4-23-2026	103,885,000	102,887,704
Ionic Funding LLC☼	3.75	2-4-2026	195,000,000	194,959,917
Ionic Funding LLC☼	3.75	2-5-2026	100,000,000	99,969,167
Ionic Funding LLC☼	3.77	2-3-2026	176,000,000	175,981,813
Ionic Funding LLC☼	3.85	7-27-2026	100,000,000	98,152,778
Ionic Funding LLC☼	3.90	5-22-2026	104,600,000	103,380,684
Ionic Funding LLC☼	4.17	2-4-2026	75,000,000	74,982,875
Ionic Funding LLC☼	4.18	3-25-2026	100,000,000	99,416,333
Ionic Funding LLC☼	4.46	2-26-2026	107,799,000	107,482,790
Legacy Capital Co. LLC (U.S. SOFR+0.35%)144A±	4.00	10-7-2026	100,000,000	100,000,000
Legacy Capital Co. LLC (U.S. SOFR+0.39%)144A±	4.04	6-18-2026	150,000,000	150,000,000
Lexington Parker Capital Co. LLC144A☼	3.78	2-3-2026	295,329,000	295,298,401
Lexington Parker Capital Co. LLC144A☼	3.78	2-6-2026	397,351,000	397,186,320
Lexington Parker Capital Co. LLC144A☼	4.00	6-1-2026	150,000,000	148,041,458
Lexington Parker Capital Co. LLC144A☼	4.03	4-17-2026	125,000,000	123,979,931
Lion Bay Funding LLC (U.S. OBFR+0.09%)144A§±	3.72	5-5-2026	150,000,000	150,000,000
LMA-Americas LLC144A☼	4.08	3-13-2026	50,000,000	49,782,250
Mackinac Funding Co. LLC144A☼	3.97	5-18-2026	57,495,000	56,837,641
Mackinac Funding Co. LLC144A☼	4.02	4-7-2026	110,425,000	109,647,608
Mackinac Funding Co. LLC144A☼	4.04	4-1-2026	196,792,000	195,530,126
Mainbeach Funding LLC144A☼	4.06	3-20-2026	87,000,000	86,555,333
Mainbeach Funding LLC144A☼	4.26	2-26-2026	36,550,000	36,447,660
Mainbeach Funding LLC144A☼	4.28	2-5-2026	36,200,000	36,187,270
Mainbeach Funding LLC144A☼	4.28	2-17-2026	50,000,000	49,912,083
Mainbeach Funding LLC144A☼	4.28	2-19-2026	80,000,000	79,840,578
Mainbeach Funding LLC144A☼	4.28	2-20-2026	50,000,000	49,894,500
Mountcliff Funding LLC (U.S. SOFR+0.09%)144A§±	3.73	6-11-2026	100,000,000	100,000,000
Mountcliff Funding LLC144A☼	3.78	2-3-2026	125,000,000	124,987,049
Mountcliff Funding LLC144A%%☼	3.88	6-1-2026	100,000,000	98,733,972
Mountcliff Funding LLC144A☼	3.90	3-31-2026	150,000,000	149,085,625
Mountcliff Funding LLC144A☼	4.06	4-2-2026	100,000,000	99,344,444
Overwatch Alpha Funding LLC144A☼	3.75	2-2-2026	150,000,000	150,000,000
Overwatch Alpha Funding LLC144A☼	3.75	2-4-2026	425,000,000	424,912,639
Overwatch Alpha Funding LLC144A☼	3.75	2-5-2026	31,000,000	30,990,442
Overwatch Bravo Funding LLC144A☼	3.88	7-15-2026	100,000,000	98,265,861
Paradelle Funding LLC (U.S. SOFR+0.30%)±	3.95	3-23-2026	100,000,000	100,000,000
Paradelle Funding LLC (U.S. SOFR+0.30%)±	3.95	5-7-2026	75,000,000	75,000,000
Paradelle Funding LLC (U.S. SOFR+0.32%)±	3.97	9-25-2026	100,000,000	100,000,000
Paradelle Funding LLC (U.S. SOFR+0.33%)±	3.98	9-2-2026	50,000,000	50,000,000
Paradelle Funding LLC (U.S. SOFR+0.36%)±	4.01	7-10-2026	100,000,000	100,000,000
Park Avenue Collateralized Notes Co. LLC (U.S. SOFR+0.35%)±	4.00	5-28-2026	150,000,000	150,000,000
Park Avenue Collateralized Notes Co. LLC (U.S. SOFR+0.40%)±	4.05	11-25-2026	100,000,000	100,000,000
Podium Funding Trust☼	4.15	5-21-2026	50,000,000	49,386,500
Podium Funding Trust☼	4.20	3-16-2026	150,000,000	149,275,500
Podium Funding Trust☼	4.33	4-14-2026	100,000,000	99,157,861
Podium Funding Trust☼	4.34	3-10-2026	100,000,000	99,572,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 5

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Ranger Funding Co. LLC144A☼	4.06%	3-12-2026	$153,000,000	$152,353,092
Regatta Funding Co. LLC144A☼	3.88	7-28-2026	27,700,000	27,181,333
Regatta Funding Co. LLC144A☼	3.90	4-7-2026	123,450,000	122,605,053
Resolute Funding Co. LLC144A☼	3.86	4-20-2026	125,000,000	123,981,354
St Lawrence Funding LLC (U.S. SOFR+0.07%)144A§±	3.72	4-27-2026	250,000,000	250,000,000
Victory Receivables Corp.144A☼	4.06	2-27-2026	100,000,000	99,722,222
Victory Receivables Corp.144A☼	4.16	3-2-2026	100,000,000	99,681,111
Washington Morgan Capital Co. LLC144A☼	3.86	7-24-2026	150,000,000	147,269,500
Washington Morgan Capital Co. LLC (U.S. SOFR+0.42%)144A±	4.07	6-30-2026	100,000,000	100,000,000
Washington Morgan Capital Co. LLC (U.S. SOFR+0.45%)144A±	4.10	7-17-2026	100,000,000	100,000,000
Washington Morgan Capital Co. LLC144A	4.48	4-24-2026	100,000,000	100,000,000
				15,123,337,789
Financial company commercial paper: 4.80%
ASB Bank Ltd. (U.S. SOFR+0.35%)144A±	3.99	2-17-2026	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd.144A☼	4.20	7-16-2026	30,000,000	29,434,200
Bank of New York Mellon (U.S. SOFR+0.26%)±	3.90	4-7-2026	150,000,000	150,000,000
BofA Securities, Inc. (U.S. SOFR+0.31%)±	3.96	8-18-2026	100,000,000	100,000,000
Collateralized Commercial Paper V Co. LLC (U.S. SOFR+0.32%)±	3.97	9-29-2026	150,000,000	150,000,000
Commonwealth Bank of Australia (U.S. SOFR+0.40%)144A±	4.05	4-17-2026	100,000,000	100,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main144A☼	4.36	3-2-2026	91,465,000	91,159,100
Federation des Caisses Desjardins du Quebec (U.S. SOFR+0.43%)144A±	4.08	4-13-2026	125,000,000	125,000,000
ING U.S. Funding LLC (U.S. SOFR+0.30%)144A±	3.94	4-2-2026	125,000,000	125,000,000
National Bank of Canada144A☼	3.88	8-3-2026	100,000,000	98,063,722
Ontario Teachers’ Finance Trust144A☼	4.32	2-12-2026	100,000,000	99,881,667
Ontario Teachers’ Finance Trust144A☼	4.32	2-17-2026	46,000,000	45,918,350
Paradelle Funding LLC☼	3.72	12-31-2026	100,000,000	96,615,444
Paradelle Funding LLC (U.S. SOFR+0.32%)±	3.97	1-22-2027	100,000,000	100,000,000
Paradelle Funding LLC (U.S. SOFR+0.36%)±	4.01	1-7-2027	100,000,000	100,000,000
Park Avenue Collateralized Notes Co. LLC (U.S. SOFR+0.36%)±	4.01	1-22-2027	100,000,000	100,000,000
Podium Funding Trust☼	3.81	9-9-2026	100,000,000	97,712,667
Royal Bank of Canada (U.S. SOFR+0.30%)144A±	3.95	1-25-2027	125,000,000	125,000,000
Royal Bank of Canada144A☼	4.27	5-27-2026	100,000,000	98,665,250
Westpac Banking Corp. (U.S. SOFR+0.40%)144A±	4.05	4-13-2026	100,000,000	100,000,000
				2,032,450,400
Other commercial paper: 0.64%
Province of Ontario☼	4.21	2-4-2026	100,000,000	99,976,945
Toyota Credit de Puerto Rico Corp.☼	3.83	9-15-2026	50,000,000	48,818,750
Toyota Credit de Puerto Rico Corp.☼	3.99	5-12-2026	50,000,000	49,458,250
Toyota Motor Credit Corp.☼	4.30	3-30-2026	75,000,000	74,505,333
				272,759,278
Total commercial paper (Cost $17,428,547,467)				17,428,547,467
The accompanying notes are an integral part of these financial statements.
6 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 10.18%
Alaska: 0.17%
Variable rate demand notes ø: 0.17%
Alaska Housing Finance Corp. State Capital Series A (Housing revenue)	3.75%	12-1-2044	$73,300,000	$73,300,000
Arizona: 0.23%
Variable rate demand notes ø: 0.23%
Mizuho Floater/Residual Trust Series 2025-MIZ9236TX (Health revenue, Mizuho Capital Markets LLC LIQ)144A	3.86	2-15-2026	99,116,665	99,116,665
California: 0.44%
Variable rate demand notes ø: 0.44%
California Enterprise Development Authority Unacem North America, Inc. Series A (Industrial development revenue, Bank of Nova Scotia LOC)	3.74	12-1-2045	67,500,000	67,500,000
California Enterprise Development Authority Unacem North America, Inc. Series B (Industrial development revenue, JPMorgan Chase Bank N.A. LOC)144A	3.74	12-1-2045	22,500,000	22,500,000
Metropolitan Water District of Southern California Series A (Water & sewer revenue, Bank of America N.A. SPA)	3.72	7-1-2042	70,060,000	70,060,000
Mizuho Floater/Residual Trust Series MIZ9178TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.86	7-1-2034	11,325,000	11,325,000
Tender Option Bond Trust Receipts/Certificates Series 2016- TXG002 (GO revenue, Bank of America N.A. LIQ)144A	3.91	8-1-2049	16,000,000	16,000,000
				187,385,000
Colorado: 0.67%
Variable rate demand notes ø: 0.67%
Colorado HFA Fort Carson Family Housing LLC Series B (Housing revenue, FHLB SPA)	3.78	5-1-2052	31,605,000	31,605,000
Colorado HFA Series B-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada LIQ)	3.75	5-1-2050	27,265,000	27,265,000
Colorado HFA Series C-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	3.75	11-1-2050	1,990,000	1,990,000
Colorado HFA Series C-2 Class II (Housing revenue, GNMA / FNMA / FHLMC Insured, Zions Bancorp N.A. SPA)	3.75	11-1-2055	25,000,000	25,000,000
Colorado HFA Series D2 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	3.75	11-1-2054	25,000,000	25,000,000
Colorado HFA Series G-2 Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	3.75	11-1-2052	28,435,000	28,435,000
Colorado HFA Series I Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	3.75	11-1-2051	18,900,000	18,900,000
Colorado HFA Series M2 Class II (Housing revenue, GNMA Insured, Bank of America N.A. SPA)	3.72	5-1-2054	36,000,000	36,000,000
Colorado HFA Series N-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	3.75	11-1-2046	15,000,000	15,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 7

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Colorado HFA Series P-2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	3.75%	5-1-2050	$40,320,000	$40,320,000
Colorado HFA Series Q2 Class I (Housing revenue, GNMA Insured, FHLB LIQ)	3.75	11-1-2048	35,240,000	35,240,000
				284,755,000
Georgia: 0.26%
Variable rate demand notes ø: 0.26%
Private Colleges & Universities Authority Emory University Series C-2 (Education revenue, Royal Bank of Canada SPA)	3.77	9-1-2052	110,445,000	110,445,000
Illinois: 1.26%
Variable rate demand notes ø: 1.26%
Illinois Finance Authority University of Chicago Series A (Education revenue, Northern Trust Company SPA)	3.75	4-1-2055	39,500,000	39,500,000
Illinois Finance Authority University of Chicago Series B (Education revenue, Sumitomo Mitsui Banking Corp. LOC)	3.75	4-1-2055	150,000,000	150,000,000
Illinois Housing Development Authority RMW Lake Shore LLC Series C-2 (Housing revenue, Goldman Sachs Bank USA LOC)	3.75	12-1-2058	99,595,000	99,595,000
Illinois Housing Development Authority Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	3.70	10-1-2046	36,000,000	36,000,000
Illinois Housing Development Authority Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	3.75	10-1-2051	25,000,000	25,000,000
Illinois Housing Development Authority Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	3.70	10-1-2046	43,290,000	43,290,000
Illinois Housing Development Authority Series J (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	3.75	10-1-2048	14,835,000	14,835,000
Mizuho Floater/Residual Trust Series 2025-9225TX (Housing revenue)144A	3.86	10-7-2057	9,500,000	9,500,000
Taxable Municipal Funding Trust Series BTMFT-2025-004 (Miscellaneous revenue, Barclays Bank plc LOC)144A	3.97	6-30-2040	115,000,000	115,000,000
				532,720,000
Iowa: 0.07%
Variable rate demand notes ø: 0.07%
Iowa Student Loan Liquidity Corp. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	3.75	3-1-2053	31,181,000	31,181,000
Kentucky: 0.08%
Variable rate demand notes ø: 0.08%
Kentucky Higher Education Student Loan Corp. Series 1A-2 (Education revenue, Bank of America N.A. LOC)	3.72	6-1-2043	35,925,000	35,925,000
Maine: 0.05%
Variable rate demand notes ø: 0.05%
City of Portland (GO revenue, TD Bank N.A. LOC)	3.70	6-1-2026	20,475,000	20,475,000
The accompanying notes are an integral part of these financial statements.
8 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Maryland: 0.05%
Variable rate demand notes ø: 0.05%
Maryland Community Development Administration Residential Revenue Series B (Housing revenue, TD Bank N.A. SPA)	3.75%	9-1-2033	$22,775,000	$22,775,000
Massachusetts: 0.33%
Variable rate demand notes ø: 0.33%
Massachusetts Housing Finance Agency Series 229 (Housing revenue, GNMA / FNMA / FHLMC Insured, UBS AG SPA)	3.80	6-1-2052	62,595,000	62,595,000
Massachusetts Housing Finance Agency Series E (Housing revenue, Department of Housing and Urban Development Insured, TD Bank N.A. SPA)	3.70	12-1-2063	75,595,000	75,595,000
				138,190,000
Michigan: 0.34%
Variable rate demand notes ø: 0.34%
JPMorgan Chase Putters/Drivers Trust Series T0028 (Tax revenue, JPMorgan Chase Bank N.A. LIQ)144A	3.70	10-1-2039	142,155,000	142,155,000
Minnesota: 0.93%
Variable rate demand notes ø: 0.93%
Minnesota Housing Finance Agency Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	3.70	1-1-2054	19,820,000	19,820,000
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	3.75	7-1-2052	39,155,000	39,155,000
Minnesota Housing Finance Agency Series E (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	3.70	7-1-2050	19,725,000	19,725,000
Minnesota Housing Finance Agency Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	3.75	7-1-2052	50,000,000	50,000,000
Minnesota Housing Finance Agency Series H (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	3.75	7-1-2052	50,000,000	50,000,000
Minnesota Housing Finance Agency Series I (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB LIQ)	3.75	1-1-2050	28,810,000	28,810,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	3.75	7-1-2053	25,000,000	25,000,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, State Street Bank & Trust Co. SPA)	3.75	1-1-2051	14,695,000	14,695,000
Minnesota Housing Finance Agency Series M (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	3.70	1-1-2050	29,170,000	29,170,000
Minnesota Housing Finance Agency Series N (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	3.75	7-1-2056	35,000,000	35,000,000
Minnesota Housing Finance Agency Series Q (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	3.70	7-1-2053	29,495,000	29,495,000
Taxable Municipal Funding Trust Series 2019-019 (Health revenue, Barclays Bank plc LOC)144A	3.97	12-1-2030	4,210,000	4,210,000
Taxable Municipal Funding Trust Series 2020-11 (Health revenue, Barclays Bank plc LOC)144A	3.97	9-1-2030	48,020,000	48,020,000
				393,100,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Missouri: 0.16%
Variable rate demand notes ø: 0.16%
HEFA of the State of Missouri SSM Health Care Obligated Group Series B-2 (Health revenue)	3.75%	6-1-2053	$66,535,000	$66,535,000
New Hampshire: 0.77%
Variable rate demand notes ø: 0.77%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	3.84	10-1-2028	80,000,000	80,000,000
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	3.84	7-1-2029	24,500,000	24,500,000
New Hampshire Business Finance Authority Hanwha Q Cells USA, Inc. (Industrial development revenue, Kookmin Bank LOC)144A	3.97	2-1-2029	194,000,000	194,000,000
New Hampshire Business Finance Authority Joon Georgia, Inc. (Industrial development revenue, Korea Development Bank LOC)144A	3.84	7-1-2033	26,700,000	26,700,000
				325,200,000
New York: 3.08%
Variable rate demand notes ø: 3.08%
Mizuho Floater/Residual Trust Series 2020-MIZ9043 (Housing revenue, Mizuho Bank Limited LOC, Mizuho Bank Limited LIQ)144A	3.75	11-1-2049	20,455,000	20,455,000
Mizuho Floater/Residual Trust Series 2022-MIZ9106 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.90	7-1-2057	26,925,000	26,925,000
Mizuho Floater/Residual Trust Series 2022-MIZ9108 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.75	11-1-2031	47,500,000	47,500,000
Mizuho Floater/Residual Trust Series 2022-MIZ9109 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.03	6-4-2027	120,640,000	120,640,000
Mizuho Floater/Residual Trust Series 2022-MIZ9112 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.07	10-1-2027	91,250,000	91,250,000
Mizuho Floater/Residual Trust Series 2022-MIZ9114 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.98	11-1-2052	19,000,000	19,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9117 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.03	11-1-2067	66,365,000	66,365,000
Mizuho Floater/Residual Trust Series 2023-MIZ9132 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.75	2-1-2058	33,650,000	33,650,000
Mizuho Floater/Residual Trust Series 2024-MIZ9164TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.86	12-1-2062	18,778,812	18,778,812
Mizuho Floater/Residual Trust Series 2024-MIZ9183TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.86	11-1-2040	12,345,000	12,345,000
Mizuho Floater/Residual Trust Series 2024-MIZ9203TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.90	11-1-2044	29,450,000	29,450,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Mizuho Floater/Residual Trust Series 2025-9225TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.86%	5-1-2045	$39,710,000	$39,710,000
Mizuho Floater/Residual Trust Series 2025-MIZ9223TX (Miscellaneous revenue, Mizuho Capital Markets LLC LIQ)144A	3.86	4-1-2055	20,465,000	20,465,000
Taxable Municipal Funding Trust Series 2019-007 (GO revenue, Barclays Bank plc LOC)144A	3.97	5-1-2029	61,875,000	61,875,000
Taxable Municipal Funding Trust Series 2021-BTMFT (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.97	12-15-2027	128,786,000	128,786,000
Taxable Municipal Funding Trust Series 2022-002 (GO revenue, Barclays Bank plc LOC)144A	3.97	11-1-2041	15,000,000	15,000,000
Taxable Municipal Funding Trust Series 2024-TMFT-006 (GO revenue, Barclays Bank plc LOC)144A	3.77	9-21-2026	930,000	930,000
Taxable Municipal Funding Trust Series BTMFT-002 (GO revenue, Barclays Bank plc LOC)144A	3.97	5-15-2056	166,585,000	166,585,000
Taxable Municipal Funding Trust Series BTMFT-2024 (GO revenue, Barclays Bank plc LOC)144A	3.97	9-21-2026	229,605,000	229,605,000
Taxable Municipal Funding Trust Series BTMFT-2024 (GO revenue, Barclays Bank plc LOC)144A	3.97	6-24-2027	53,555,000	53,555,000
Taxable Municipal Funding Trust Series BTMFT-2026-002 (Miscellaneous revenue, Barclays Bank plc LIQ)144A	3.97	6-1-2027	31,163,000	31,163,000
Triborough Bridge & Tunnel Authority Series E (Transportation revenue, Royal Bank of Canada LOC)	3.75	11-15-2032	73,000,000	73,000,000
				1,307,032,812
North Dakota: 0.07%
Variable rate demand notes ø: 0.07%
North Dakota Housing Finance Agency Series C (Housing revenue, Royal Bank of Canada SPA)	3.75	7-1-2052	29,900,000	29,900,000
Pennsylvania: 0.18%
Variable rate demand notes ø: 0.18%
Pennsylvania Higher Education Assistance Agency Series A (Education revenue, Bank of America N.A. LOC)	3.72	6-1-2054	29,727,000	29,727,000
Pennsylvania Higher Education Assistance Agency Series A (Education revenue, Bank of America N.A. LOC)	3.72	12-1-2055	47,000,000	47,000,000
				76,727,000
Rhode Island: 0.08%
Variable rate demand notes ø: 0.08%
Rhode Island Housing & Mortgage Finance Corp. Series 80 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	3.70	10-1-2053	32,355,000	32,355,000
Texas: 0.96%
Variable rate demand notes ø: 0.96%
Mizuho Floater/Residual Trust Series 2025-MIZ9218 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.86	7-1-2035	15,005,000	15,005,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
North Texas Higher Education Authority, Inc. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	3.75%	12-1-2053	$38,412,000	$38,412,000
North Texas Higher Education Authority, Inc. Series 2 (Education revenue, Bank of America N.A. LOC)	3.72	7-1-2055	181,850,000	181,850,000
State of Texas Series A (GO revenue, FHLB SPA)	3.75	12-1-2051	43,265,000	43,265,000
State of Texas Series A (GO revenue, Texas State Comptroller LIQ)	3.75	12-1-2056	25,000,000	25,000,000
State of Texas Series C (GO revenue, Texas Comptroller SPA)	3.76	12-1-2037	101,815,000	101,815,000
				405,347,000
Total municipal obligations (Cost $4,314,619,477)				4,314,619,477
Other instruments: 1.71%
Variable rate demand notes ø: 1.71%
AARP Series 2001	3.81	5-1-2031	47,500,000	47,500,000
Anton Santa Cruz LLC Series A	3.81	2-1-2061	42,000,000	42,000,000
Arizona RR Ranches LLC Series 2024	3.95	8-1-2054	40,000,000	40,000,000
Augustine Insurance Trust Series 2024	3.81	11-1-2074	24,770,000	24,770,000
Avon IL-AL Investors LLC Series 2025	3.81	10-1-2065	37,735,000	37,735,000
ECMC Group, Inc. Series 23-1	3.75	12-1-2050	49,650,000	49,650,000
ECMC Group, Inc.	3.75	12-1-2054	97,440,000	97,440,000
Eligijus P. Lelis Family Trust Series 2025	3.81	1-1-2075	12,575,000	12,575,000
Heritage Holdings/BKF Inv/Mitchell G Fehr/Nate Knobloch/Journey Investments	3.85	3-1-2055	25,000,000	25,000,000
JWV-B Turner Investments LLC Series 2024	3.95	7-1-2044	21,125,000	21,125,000
Kurt Anderson Memorial Trust Series 2024	3.85	8-1-2044	6,070,000	6,070,000
Milpitas Phase I LP Series 2025	3.81	6-1-2065	65,000,000	65,000,000
Puerto Rico Tollroads LLC Series 2025	3.80	7-1-2035	100,000,000	100,000,000
Siesta Key Issuing Trust Series 2025	3.81	3-1-2075	24,240,000	24,240,000
SRM Culver City LP	3.81	12-1-2061	27,150,000	27,150,000
Tetris Issuing Trust Series 2025	3.86	7-1-2075	88,155,000	88,155,000
Willow Partners LP	3.81	8-1-2063	17,000,000	17,000,000
Total other instruments (Cost $725,410,000)				725,410,000
Repurchase agreements^^: 23.58%
Bank of America NA, dated 1-30-2026, maturity value $1,450,443,458(01)	3.67	2-2-2026	1,450,000,000	1,450,000,000
Daiwa Capital Markets America, Inc., dated 1-30-2026, maturity value $1,450,443,458(02)	3.67	2-2-2026	1,450,000,000	1,450,000,000
JPMorgan Securities LLC, dated 1-30-2026, maturity value $2,950,902,208(03)	3.67	2-2-2026	2,950,000,000	2,950,000,000
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

		Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
MUFG Securities Canada Ltd., dated 1-30-2026, maturity value $2,700,825,750(04)		3.67%	2-2-2026	$2,700,000,000	$2,700,000,000
Wells Fargo Securities, dated 1-30-2026, maturity value $1,450,443,458(05)		3.67	2-2-2026	1,450,000,000	1,450,000,000
Total repurchase agreements (Cost $10,000,000,000)					10,000,000,000
Total investments in securities (Cost $41,942,601,944)	98.92%				41,942,601,944
Other assets and liabilities, net	1.08				456,217,638
Total net assets	100.00%				$42,398,819,582

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
☼	Zero coupon security. The rate represents the current yield to maturity.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:
(01) U.S. government securities, 1.50% to 3.00%, 4-1-2045 to 5-1-2051, fair value including accrued interest is $1,493,500,000.
(02) U.S. government securities, 0.00% to 8.00%, 10-1-2026 to 9-1-2062, fair value including accrued interest is $1,493,471,581.
(03) U.S. government securities, 0.00% to 7.00%, 2-20-2026 to 5-20-2065, fair value including accrued interest is $3,033,857,587.
(04) U.S. government securities, 0.38% to 7.50%, 3-15-2026 to 6-1-2063, fair value including accrued interest is $2,776,806,565.
(05) U.S. government securities, 1.50% to 8.50%, 4-20-2029 to 1-20-2056, fair value including accrued interest is $1,493,500,000.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Statement of assets and liabilities—January 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$31,942,601,944
Investments in repurchase agreements, at amortized cost	10,000,000,000
Cash	10,394
Receivable for Fund shares sold	405,872,365
Receivable for investments sold	176,414,444
Receivable for interest	140,028,633
Prepaid expenses and other assets	1,706,304
Total assets	42,666,634,084
Liabilities
Payable for Fund shares redeemed	157,581,397
Payable for investments purchased	98,733,972
Dividends payable	4,735,704
Management fee payable	3,251,006
Administration fees payable	3,000,866
Shareholder servicing fees payable	91,843
Distribution fee payable	273
Accrued expenses and other liabilities	419,441
Total liabilities	267,814,502
Total net assets	$42,398,819,582
Net assets consist of
Paid-in capital	$42,399,389,366
Total distributable loss	(569,784)
Total net assets	$42,398,819,582
Computation of net asset value per share
Net assets–Class A	$406,390,365
Shares outstanding–Class A1	406,390,168
Net asset value per share–Class A	$1.00
Net assets–Class C	$414,963
Shares outstanding–Class C1	414,963
Net asset value per share–Class C	$1.00
Net assets–Premier Class	$41,979,382,608
Shares outstanding–Premier Class[1]	41,979,361,011
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$12,631,646
Shares outstanding–Service Class[1]	12,631,643
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Statement of operations—year ended January 31, 2026
Statement of operations
Investment income
Interest	$1,728,869,238
Expenses
Management fee	71,210,231
Administration fees
Class A	815,041
Class C	1,104
Premier Class	31,286,500
Service Class	15,404
Shareholder servicing fees
Class A	1,018,801
Class C	1,380
Service Class	32,092
Distribution fee
Class C	4,138
Custody and accounting fees	719,408
Professional fees	171,646
Registration fees	2,565,604
Shareholder report expenses	567,395
Trustees’ fees and expenses	356,567
Other fees and expenses	327,050
Total expenses	109,092,361
Less: Fee waivers and/or expense reimbursements
Fund-level	(23,822,234)
Class A	(202,888)
Premier Class	(16,043,382)
Service Class	(6,376)
Net expenses	69,017,481
Net investment income	1,659,851,757
Net realized gains on investments	170,781
Net increase in net assets resulting from operations	$1,660,022,538
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2026		Year ended January 31, 2025
Operations
Net investment income		$1,659,851,757		$1,785,483,019
Net realized gains on investments		170,781		40,359
Net increase in net assets resulting from operations		1,660,022,538		1,785,523,378
Distributions to shareholders from
Net investment income and net realized gains
Class A		(15,712,619)		(19,427,210)
Class C		(17,209)		(63,839)
Premier Class		(1,643,616,084)		(1,765,429,720)
Service Class		(505,081)		(558,625)
Total distributions to shareholders		(1,659,850,993)		(1,785,479,394)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	103,763,009	103,763,009	87,497,234	87,497,234
Class C	232,499	232,499	449,912	449,912
Premier Class	41,717,294,832	41,717,294,832	36,701,701,454	36,701,701,454
Service Class	4,284,760	4,284,760	4,145,552	4,145,552
		41,825,575,100		36,793,794,152
Reinvestment of distributions
Class A	15,487,645	15,487,645	19,193,744	19,193,744
Class C	16,915	16,915	63,839	63,839
Premier Class	1,636,900,711	1,636,900,711	1,763,219,661	1,763,219,661
Service Class	491,015	491,015	540,242	540,242
		1,652,896,286		1,783,017,486
Payment for shares redeemed
Class A	(118,954,584)	(118,954,584)	(134,995,854)	(134,995,854)
Class C	(1,047,092)	(1,047,092)	(1,178,254)	(1,178,254)
Premier Class	(37,418,617,711)	(37,418,617,711)	(35,268,581,125)	(35,268,581,125)
Service Class	(4,548,749)	(4,548,749)	(3,708,533)	(3,708,533)
		(37,543,168,136)		(35,408,463,766)
Net increase in net assets resulting from capital share transactions		5,935,303,250		3,168,347,872
Total increase in net assets		5,935,474,795		3,168,391,856
Net assets
Beginning of period		36,463,344,787		33,294,952,931
End of period		$42,398,819,582		$36,463,344,787
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.92%	4.81%	4.89%	1.73%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.64%	0.65%	0.69%	0.70%
Net expenses	0.53%	0.58%	0.59%	0.52%*	0.15%*
Net investment income	3.87%	4.71%	4.79%	1.73%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$406,390	$406,092	$434,396	$438,190	$434,892

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.45%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class C	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.04 [1]	0.04 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.04	0.04	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.03)	(0.04)	(0.04)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.10%	4.03%	4.11%	1.19%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.39%	1.40%	1.44%	1.45%
Net expenses	1.33%	1.33%	1.34%	1.09%*	0.15%*
Net investment income	3.14%	3.98%	3.99%	1.27%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$415	$1,213	$1,877	$3,012	$1,960

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.26%
Year ended January 31, 2022	1.20%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Premier Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.29%	5.24%	5.37%	2.13%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.27%	0.27%	0.29%	0.31%
Net expenses	0.17%*	0.16%*	0.13%*	0.13%*	0.13%*
Net investment income	4.22%	5.11%	5.30%	3.02%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$41,979,383	$36,043,635	$32,847,252	$14,906,434	$2,431,267

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2026	0.03%
Year ended January 31, 2025	0.04%
Year ended January 31, 2024	0.07%
Year ended January 31, 2023	0.07%
Year ended January 31, 2022	0.07%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.00%	4.89%	4.98%	1.81%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.56%	0.56%	0.59%	0.59%
Net expenses	0.45%	0.50%	0.50%	0.44%*	0.15%*
Net investment income	3.95%	4.78%	4.87%	1.80%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$12,632	$12,405	$11,427	$11,154	$10,828

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Retail Money Market Funds | 21

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2026, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2026, the Fund had capital loss carryforwards which consist of $321,195 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$9,474,025,000	$0	$9,474,025,000
Commercial paper	0	17,428,547,467	0	17,428,547,467
Municipal obligations	0	4,314,619,477	0	4,314,619,477
Other instruments	0	725,410,000	0	725,410,000
Repurchase agreements	0	10,000,000,000	0	10,000,000,000
Total assets	$0	$41,942,601,944	$0	$41,942,601,944
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
22 | Retail Money Market Funds

Notes to financial statements
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.200%
Next $5 billion	0.190
Next $15 billion	0.180
Over $25 billion	0.170
For the year ended January 31, 2026, the management fee was equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Allspring Funds Management also voluntarily waived certain class-level expenses during the year ended January 31, 2026. These voluntary class-level waivers may be discontinued at any time. As of January 31, 2026, the contractual expense caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Class C	1.33
Premier Class	0.20
Service Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
Retail Money Market Funds | 23

Notes to financial statements
In addition, Allspring Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class C shares.  No contingent deferred sales charges were incurred by Class C shares for the year ended January 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Service Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended January 31, 2026.
5.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended January 31
	2026	2025
Ordinary income	$1,659,850,993	$1,785,479,394
As of January 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward	Total
$4,637,190	$(321,195)	$4,315,995
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to dividends payable.
6.CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
24 | Retail Money Market Funds

Notes to financial statements
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
Retail Money Market Funds | 25

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 26, 2026
26 | Retail Money Market Funds

Other information (unaudited)
Other information
Tax information
For the fiscal year ended January 31, 2026, $1,298,898,196 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Retail Money Market Funds | 27

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

28 | Retail Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0478 01-26

Retail Money Market Funds

Allspring National Tax-Free Money Market Fund
Long Form Financial Statements
Annual Report
January 31, 2026

Retail Money Market Funds | 1

Portfolio of investments—January 31, 2026
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.05%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series D (70 shares) 2.73%144Aø	$7,000,000	$7,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares (80 shares) 2.35%144Aø	8,000,000	8,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (50 shares) 2.36%144Aø	5,000,000	5,000,000
Total closed-end fund obligations (Cost $20,000,000)		20,000,000

	Interest rate	Maturity date
Municipal obligations: 97.57%
Alabama: 7.07%
Variable rate demand notes ø: 7.07%
JPMorgan Chase Putters/Drivers Trust Series 2025-5088 (Utilities revenue, JP Morgan Securities LOC, JP Morgan Securities LIQ)144A	2.48%	4-24-2026	35,000,000	35,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XG0410 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.58	1-1-2053	14,200,000	14,200,000
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0396 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.53	2-1-2053	2,395,000	2,395,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1131 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.33	1-1-2028	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1677 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.33	4-1-2030	3,160,000	3,160,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.53	4-1-2054	8,275,000	8,275,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3202 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.53	4-1-2054	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3208 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.53	2-1-2053	11,930,000	11,930,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0487 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	12-1-2028	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1800 (Utilities revenue, JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144A	3.35	12-1-2032	10,330,000	10,330,000
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5061 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.34	9-1-2054	12,285,000	12,285,000
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5063 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.48	11-1-2054	9,000,000	9,000,000
The accompanying notes are an integral part of these financial statements.
2 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1202 (Utilities revenue, JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144A	3.35%	12-1-2032	$8,330,000	$8,330,000
Tender Option Bond Trust Receipts/Certificates Series BAML5052 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.34	9-1-2037	8,400,000	8,400,000
				134,305,000
Arizona: 1.34%
Variable rate demand notes ø: 1.34%
Mizuho Floater/Residual Trust Series 2023-MIZ9155 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51	3-1-2038	9,685,000	9,685,000
Mizuho Floater/Residual Trust Series 2023-MIZ9157 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51	5-1-2038	2,265,000	2,265,000
Mizuho Floater/Residual Trust Series 2024-MIZ9180 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51	12-4-2026	4,370,000	4,370,000
Mizuho Floater/Residual Trust Series 2025-MIZ9219 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51	12-25-2027	3,395,000	3,395,000
Mizuho Floater/Residual Trust Series 2025-MIZ9220 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51	12-25-2027	2,490,000	2,490,000
Tender Option Bond Trust Receipts/Certificates Series 2018- XF2537 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.32	12-1-2037	3,215,000	3,215,000
				25,420,000
California: 6.25%
Variable rate demand notes ø: 6.25%
California Housing Finance Agency 5035 Coliseum Property LP Series NN (Housing revenue)	2.95	2-1-2056	5,400,000	5,400,000
California Statewide CDA Uptown Newport Building Owner LP Series BB (Housing revenue, East West Bank LOC)	1.83	3-1-2057	5,000,000	5,000,000
Mizuho Floater/Residual Trust Series 2021-MIZ9063 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.46	5-1-2049	2,500,000	2,500,000
Mizuho Floater/Residual Trust Series 2024-MIZ9191 (Tax revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.46	3-5-2027	11,850,000	11,850,000
Mizuho Floater/Residual Trust Series 2025-MIZ9234 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.46	3-10-2028	4,200,000	4,200,000
Regents of the University of California Medical Center Pooled Revenue Series 0-1 (Health revenue)	2.65	5-15-2045	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3007 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.58	5-1-2053	19,180,000	19,180,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 3

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.30%	12-18-2053	$1,655,000	$1,655,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0484 (Tax revenue, BAM Insured, Royal Bank of Canada LIQ)144A	2.34	9-1-2049	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1153 (Water & sewer revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.38	7-1-2048	7,000,000	7,000,000
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7005 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.40	9-1-2048	9,975,642	9,975,642
Tender Option Bond Trust Receipts/Certificates Series CF7014 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.40	4-1-2052	10,001,420	10,001,420
Tender Option Bond Trust Receipts/Certificates Series CF7033 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.38	7-1-2053	6,790,000	6,790,000
Tender Option Bond Trust Receipts/Certificates Series XL0671 (Miscellaneous revenue, BAM Insured, Royal Bank of Canada LIQ)144A	2.43	7-1-2033	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates Series XL0728 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.93	4-1-2056	17,000,000	17,000,000
Tender Option Bond Trust Receipts/Certificates Series YX1399 (Utilities revenue, BAM Insured, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.38	7-1-2046	3,315,000	3,315,000
				118,867,062
Colorado: 1.41%
Other municipal debt : 1.06%
Colorado State Education Loan Program Series B (Miscellaneous revenue)§	5.00	6-30-2026	20,000,000	20,220,752
Variable rate demand notes ø: 0.35%
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3040 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.31	11-1-2052	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series YX1433 (Utilities revenue, Barclays Bank plc LIQ)144A	2.31	11-15-2050	4,115,000	4,115,000
				6,615,000
Connecticut: 1.44%
Variable rate demand notes ø: 1.44%
Connecticut HFA Series E (Housing revenue, GNMA / FNMA / FHLMC Insured, JPMorgan Chase Bank N.A. SPA)	2.30	11-15-2051	4,850,000	4,850,000
Connecticut State HEFA Yale University Series A (Education revenue)	2.80	7-1-2042	8,520,000	8,520,000
Tender Option Bond Trust Receipts/Certificates Series XG0621 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.40	6-1-2067	13,940,000	13,940,000
				27,310,000
The accompanying notes are an integral part of these financial statements.
4 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Delaware: 0.14%
Variable rate demand notes ø: 0.14%
Mizuho Floater/Residual Trust Series 2024-MIZ9182 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51%	12-4-2026	$2,609,928	$2,609,928
District of Columbia: 0.71%
Variable rate demand notes ø: 0.71%
Arizona IDA Series 2025-ESRF002 (Education revenue, PNC Bank N.A. LOC, PNC Bank N.A. LIQ)144A	2.37	1-1-2030	13,500,000	13,500,000
Florida: 4.76%
Other municipal debt : 1.66%
County of Hillsborough (Health revenue)	2.62	3-19-2026	5,500,000	5,500,000
Palm Beach County School District Series A COP (Miscellaneous revenue)§	5.00	8-1-2026	25,655,000	25,958,135
				31,458,135
Variable rate demand notes ø: 3.10%
County of Escambia Florida Power & Light Co. (Utilities revenue)	2.40	4-1-2039	2,520,000	2,520,000
County of Manatee Florida Power & Light Co. (Industrial development revenue)	2.40	9-1-2029	3,000,000	3,000,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series C (Health revenue, PNC Bank N.A. SPA)	3.15	11-15-2060	10,500,000	10,500,000
Hillsborough County IDA BayCare Obligated Group Series C (Health revenue, TD Bank N.A. LOC)	2.30	11-1-2038	200,000	200,000
Hillsborough County IDA BayCare Obligated Group Series D (Health revenue, PNC Bank N.A. LIQ)	3.25	11-15-2054	7,000,000	7,000,000
Hillsborough County IDA BayCare Obligated Group Series E (Health revenue, Royal Bank of Canada LIQ)	3.20	11-15-2054	1,245,000	1,245,000
Orange County Health Facilities Authority Nemours Foundation Series C-2 (Health revenue, TD Bank N.A. LOC)	2.27	1-1-2037	2,780,000	2,780,000
PFA Series 2025-VRS214 Class A (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.34	12-1-2055	4,000,000	4,000,000
Putnam County Development Authority Florida Power & Light Co. (Industrial development revenue)	2.40	9-1-2029	4,480,000	4,480,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0485 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	12-1-2047	2,595,000	2,595,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3223 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.40	4-1-2042	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series XL0669 (Health revenue, Bank of America N.A. LIQ)144A	3.28	11-15-2054	8,150,000	8,150,000
Tender Option Bond Trust Receipts/Certificates Series XM1155 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	1-1-2029	10,530,000	10,530,000
				59,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 5

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Georgia: 1.14%
Variable rate demand notes ø: 1.14%
County of DeKalb Water & Sewerage Revenue Series 2016-XF2254 (Water & sewer revenue, AG Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.31%	10-1-2032	$2,500,000	$2,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3183 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.32	1-1-2059	4,315,000	4,315,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0489 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	9-1-2028	5,375,000	5,375,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1136 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	6-1-2029	2,600,000	2,600,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1655 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	3-1-2029	4,020,000	4,020,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1659 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	6-1-2029	2,805,000	2,805,000
				21,615,000
Idaho: 1.17%
Variable rate demand notes ø: 1.17%
Idaho Health Facilities Authority St. Luke’s Health System Ltd Obligated Group Series C (Health revenue, U.S. Bank N.A. LOC)	3.20	3-1-2048	14,050,000	14,050,000
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series ID (Health revenue)	2.95	12-1-2048	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1654 (Tax revenue, Bank of America N.A. LIQ)144A	2.31	8-15-2048	1,710,000	1,710,000
Tender Option Bond Trust Receipts/Certificates Series XG0565 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	2.31	1-1-2054	2,930,000	2,930,000
				22,190,000
Illinois: 3.73%
Variable rate demand notes ø: 3.73%
County of Lake Whispering Oaks Associates LP (Housing revenue, FHLMC LIQ)	2.31	11-1-2045	250,000	249,979
Illinois Development Finance Authority American College of Surgeons (Education revenue, Northern Trust Company LOC)	2.30	8-1-2026	651,000	651,000
Illinois Educational Facilities Authority Aurora University (Education revenue, BMO Harris Bank N.A. LOC)	2.25	3-1-2032	1,100,000	1,100,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series B (Health revenue, JPMorgan Chase Bank N.A. SPA)	3.05	8-15-2049	7,500,000	7,500,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (Health revenue, JPMorgan Chase Bank N.A. SPA)	3.05	8-15-2057	6,000,000	6,000,000
The accompanying notes are an integral part of these financial statements.
6 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Illinois Finance Authority Marwen Foundation, Inc. (Miscellaneous revenue, Northern Trust Company LOC)	2.38%	5-1-2043	$3,810,000	$3,810,000
Illinois Housing Development Authority Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Bank of Montreal SPA)	2.30	4-1-2045	11,300,000	11,300,000
JPMorgan Chase Putters/Drivers Trust Series 2026-5103 (Health revenue, JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144A	2.31	1-22-2033	9,045,000	9,045,000
PFA Series VRS206 (Miscellaneous revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.30	2-15-2053	21,250,000	21,250,000
Quad Cities Regional EDA Augustana College (Education revenue, BMO Harris Bank N.A. LOC)	2.30	10-1-2035	4,300,000	4,300,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0434 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	1-1-2043	250,000	250,000
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1338 (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.31	5-1-2049	3,955,000	3,955,000
Village of Brookfield Chicago Zoological Society (Miscellaneous revenue, Northern Trust Company LOC)	2.30	6-1-2038	1,545,000	1,545,000
				70,955,979
Indiana: 1.45%
Other municipal debt : 0.08%
Jeffersonville Redevelopment Commission Jeffersonville Inner City Road Allocation Area (Tax revenue)§	5.00	7-15-2026	1,400,000	1,412,259
Variable rate demand notes ø: 1.37%
Indiana Finance Authority Ascension Health Credit Group Series D-2 (Health revenue)	2.30	11-15-2054	6,000,000	6,000,000
Indiana Finance Authority Ascension Health Credit Group Series D-3 (Health revenue)	2.35	11-15-2054	6,750,000	6,750,000
Indiana Finance Authority Duke Energy Indiana LLC (Industrial development revenue, Mizuho Bank Limited LOC)	2.40	12-1-2039	250,000	249,981
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Industrial development revenue, Sumitomo Mitsui Banking Corp. LOC)	3.25	12-1-2039	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF2990 (Education revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.36	9-1-2057	8,105,000	8,105,000
				26,104,981
Kansas: 0.17%
Variable rate demand notes ø: 0.17%
Mizuho Floater/Residual Trust Series 2024-MIZ9159 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51	5-1-2037	3,175,020	3,175,020
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 7

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Kentucky: 0.17%
Variable rate demand notes ø: 0.17%
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0556 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.33%	1-1-2029	$3,205,000	$3,205,000
Louisiana: 1.05%
Variable rate demand notes ø: 1.05%
PFA Series VRS209 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.30	12-1-2052	20,000,000	20,000,000
Maine: 0.11%
Variable rate demand notes ø: 0.11%
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1348 (Housing revenue, Barclays Bank plc LIQ)144A	2.31	11-15-2054	2,110,000	2,110,000
Maryland: 0.29%
Variable rate demand notes ø: 0.29%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3152 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.32	7-1-2047	5,615,000	5,615,000
Massachusetts: 1.99%
Other municipal debt : 1.26%
Massachusetts Bay Transportation Authority (Transportation revenue)	2.63	2-5-2026	13,850,000	13,850,000
Massachusetts Bay Transportation Authority (Transportation revenue)	2.66	2-11-2026	7,000,000	7,000,000
Massachusetts HEFA (Health revenue)	2.55	2-4-2026	3,200,000	3,200,000
				24,050,000
Variable rate demand notes ø: 0.73%
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6005 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.43	12-1-2037	4,280,000	4,280,000
Tender Option Bond Trust Receipts/Certificates Series XG0014 (Education revenue, Bank of America N.A. LIQ)144A	2.35	7-1-2032	5,550,000	5,550,000
Tender Option Bond Trust Receipts/Certificates Series ZL0339 (GO revenue, Morgan Stanley Bank LIQ)144A	2.30	10-1-2047	4,000,000	4,000,000
				13,830,000
Michigan: 3.54%
Other municipal debt : 1.19%
Regents of the University of Michigan/Ann Arbor (Education revenue)	2.33	3-19-2026	16,200,000	16,200,000
Regents of the University of Michigan/Ann Arbor (Education revenue)	2.62	2-19-2026	6,450,000	6,450,000
				22,650,000
The accompanying notes are an integral part of these financial statements.
8 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø: 2.35%
Eastern Michigan University Series B (Education revenue, Barclays Bank plc LOC)	3.20%	3-1-2052	$7,000,000	$7,000,000
Michigan State Housing Development Authority Series C (Housing revenue, FHLB SPA)	2.25	12-1-2035	1,485,000	1,485,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3120 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.56	8-1-2028	31,856,000	31,856,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3221 (Housing revenue, Barclays Bank plc LIQ)144A	2.31	12-1-2053	1,760,000	1,760,000
Tender Option Bond Trust Receipts/Certificates Series XF8087 (Housing revenue, Royal Bank of Canada LIQ)144A	2.31	6-1-2048	2,625,000	2,625,000
				44,726,000
Minnesota: 1.46%
Other municipal debt : 0.47%
Minnesota Agricultural & Economic Development Board (Miscellaneous revenue)	2.75	3-5-2026	5,000,000	5,000,000
Minnesota Agricultural & Economic Development Board (Miscellaneous revenue)	2.78	2-12-2026	4,000,000	4,000,000
				9,000,000
Variable rate demand notes ø: 0.99%
City of Forest Lake Kilkenny Senior Housing LP (Housing revenue, FNMA LOC, FNMA LIQ)	2.33	8-15-2038	145,000	145,000
City of Rochester Mayo Clinic (Health revenue)	2.25	11-15-2047	1,700,000	1,700,000
City of Rochester Mayo Clinic Series C (Health revenue, Bank of America N.A. SPA)	2.65	11-15-2064	2,100,000	2,100,000
Minnesota Housing Finance Agency Series F AMT (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	2.26	1-1-2041	6,300,000	6,300,000
Tender Option Bond Trust Receipts/Certificates Series 2024 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.30	12-1-2030	8,600,000	8,600,000
				18,845,000
Mississippi: 0.55%
Variable rate demand notes ø: 0.55%
Mississippi Business Finance Corp. Chevron USA, Inc. Series E (Industrial development revenue)	3.40	12-1-2030	10,450,000	10,450,000
Missouri: 0.20%
Variable rate demand notes ø: 0.20%
Mizuho Floater/Residual Trust Series 2025-MIZ9235 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51	3-10-2028	3,815,000	3,815,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Nebraska: 3.00%
Other municipal debt : 2.42%
Lincoln Nebraska Electric (Utilities revenue)	2.45%	4-9-2026	$28,000,000	$28,000,000
Lincoln Nebraska Electric (Utilities revenue)	2.61	3-19-2026	17,945,000	17,945,000
				45,945,000
Variable rate demand notes ø: 0.58%
Nebraska Investment Finance Authority Phoenix Realty Special Account-U LP (Housing revenue, Northern Trust Company LOC)	3.25	9-1-2031	11,100,000	11,100,000
New Hampshire: 0.53%
Variable rate demand notes ø: 0.53%
RBC Municipal Products, Inc. Trust Series 2024-E157 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	5-1-2028	10,000,000	10,000,000
New Jersey: 1.85%
Other municipal debt : 1.21%
Township of North Bergen BAN (GO revenue)§	5.00	4-20-2026	22,953,155	23,035,213
Variable rate demand notes ø: 0.64%
Tender Option Bond Trust Receipts/Certificates Series 2023- XX1329 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.31	6-15-2050	4,250,000	4,250,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7010 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.40	1-1-2032	7,920,000	7,920,000
				12,170,000
New Mexico: 0.11%
Variable rate demand notes ø: 0.11%
New Mexico Mortgage Finance Authority Series G-2 Class I (Housing revenue, GNMA / FNMA / FHLMC Insured)	3.00	9-1-2057	2,170,000	2,170,000
New York: 8.51%
Other municipal debt : 1.06%
Bay Shore Union Free School District (GO revenue)§	3.50	6-18-2026	5,000,000	5,018,329
South Huntington Union Free School District (GO revenue)§	4.00	6-24-2026	15,000,000	15,089,044
				20,107,373
Variable rate demand notes ø: 7.45%
Arizona IDA Series 2025-ESRF001 (Miscellaneous revenue, PNC Bank N.A. LOC, PNC Bank N.A. LIQ)144A	2.37	6-1-2029	13,500,000	13,500,000
City of New York Series D-4 (GO revenue, State Street Bank & Trust Co. SPA)	3.20	12-1-2047	15,770,000	15,770,000
City of New York Series D-4 (GO revenue, State Street Bank & Trust Co. SPA)	3.25	5-1-2052	8,300,000	8,300,000
City of New York Series F-5 (GO revenue, Barclays Bank plc SPA)	3.20	6-1-2044	5,000,000	5,000,000
Mizuho Floater/Residual Trust Series 2025-MIZ9239 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51	3-17-2028	3,305,000	3,305,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Nassau County Local Economic Assistance Corp. Series B (Education revenue, TD Bank N.A. SPA, TD Bank N.A. LIQ)	2.27%	1-1-2045	$1,200,000	$1,200,000
New York City Municipal Water Finance Authority Water & Sewer System Series EE-1 (Water & sewer revenue, U.S. Bank N.A. SPA)	3.25	6-15-2045	3,000,000	3,000,000
New York City Transitional Finance Authority Series C-4 (Tax revenue, Sumitomo Mitsui Banking Corp. LOC)	2.28	5-1-2053	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7004 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.40	1-25-2040	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7008 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.40	8-25-2039	8,340,000	8,340,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7009 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.40	4-25-2040	7,450,000	7,450,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0561 (Housing revenue, Bank of America N.A. LIQ)144A	2.31	10-1-2054	2,350,000	2,350,000
Tender Option Bond Trust Receipts/Certificates Series CF7047 (Housing revenue, Citibank N.A. LIQ)144A	2.31	5-1-2048	9,930,000	9,930,000
Tender Option Bond Trust Receipts/Certificates Series MS0041 (Miscellaneous revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A##	2.68	5-1-2026	53,335,000	53,335,000
Tender Option Bond Trust Receipts/Certificates Series XL0601 (Tax revenue, Bank of America N.A. LIQ)144A	3.27	3-15-2049	3,175,000	3,175,000
				141,655,000
North Carolina: 0.10%
Variable rate demand notes ø: 0.10%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series E (Health revenue, Royal Bank of Canada LOC)	3.20	1-15-2042	1,935,000	1,935,000
Ohio: 15.22%
Other municipal debt : 10.88%
American Municipal Power, Inc. Carey Village Project BAN (Miscellaneous revenue)§	4.25	11-5-2026	1,750,000	1,764,954
American Municipal Power, Inc. City of Oberlin BAN (Utilities revenue)§	4.25	8-27-2026	12,000,000	12,083,260
American Municipal Power, Inc. City of Wapakoneta BAN (Miscellaneous revenue)§	4.00	6-17-2026	7,000,000	7,017,758
American Municipal Power, Inc. Village of Grafton BAN (Miscellaneous revenue)§	4.00	4-9-2026	2,160,000	2,162,679
American Municipal Power, Inc. Village of Holiday City BAN (Miscellaneous revenue)§	4.50	4-23-2026	780,000	781,251
American Municipal Power, Inc. Village of Jackson Center (Miscellaneous revenue)§	4.50	8-6-2026	765,000	769,949
American Municipal Power, Inc. Village of Monroeville BAN (Miscellaneous revenue)§	4.00	4-16-2026	390,000	390,535
American Municipal Power, Inc. Village of Pemberville BAN (Miscellaneous revenue)§	4.25	6-25-2026	750,000	752,446
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Other municipal debt(continued)
American Municipal Power, Inc. Village of Pioneer BAN (Miscellaneous revenue)§	4.00%	11-12-2026	$3,900,000	$3,929,745
American Municipal Power, Inc. Village of Sycamore BAN (Miscellaneous revenue)§	4.50	10-22-2026	315,000	317,997
Central Ohio Solid Waste Authority BAN (GO revenue)§	4.00	10-28-2026	11,200,000	11,308,486
City of Barberton BAN (GO revenue)§	4.00	4-9-2026	1,850,000	1,852,917
City of Fairborn Series B BAN (GO revenue)§	4.63	8-19-2026	700,000	705,875
City of Forest Park BAN (GO revenue)§	4.25	5-19-2026	2,000,000	2,004,374
City of Groveport BAN (GO revenue)§	3.88	4-14-2026	4,500,000	4,505,468
City of Hamilton BAN (GO revenue)§	4.00	12-15-2026	1,000,000	1,011,807
City of Huber Heights BAN (GO revenue)§	5.00	6-25-2026	3,000,000	3,020,260
City of Lakewood BAN (GO revenue)§	4.00	4-9-2026	9,350,000	9,364,749
City of Lebanon BAN (GO revenue)§	4.00	2-3-2026	2,650,000	2,650,044
City of Macedonia BAN (GO revenue)§	4.00	1-26-2027	5,000,000	5,057,231
City of Martins Ferry BAN (GO revenue)§	4.00	12-14-2026	3,000,000	3,031,232
City of Miamisburg BAN (GO revenue)§	3.75	2-10-2026	3,000,000	3,000,459
City of Miamisburg BAN (GO revenue)§%%	3.75	10-21-2026	2,750,000	2,773,430
City of Monroe BAN (GO revenue)§	4.00	11-17-2026	2,225,000	2,242,376
City of New Albany BAN (GO revenue)§	3.75	6-4-2026	3,350,000	3,362,108
City of North Ridgeville BAN (GO revenue)§	4.00	11-18-2026	2,000,000	2,015,673
City of Richmond Heights BAN (GO revenue)§	4.50	7-30-2026	700,000	704,310
City of Springboro BAN (GO revenue)§	3.75	2-25-2026	5,000,000	5,002,294
City of Vandalia BAN (GO revenue)§	4.00	12-2-2026	4,000,000	4,041,069
City of Wyoming BAN (GO revenue)§	4.00	10-13-2026	4,000,000	4,037,811
County of Belmont BAN (GO revenue)§%%	4.25	8-11-2026	3,500,000	3,527,790
County of Cuyahoga BAN (GO revenue)§	4.25	6-4-2026	8,000,000	8,025,875
County of Logan BAN (GO revenue)§	4.13	8-4-2026	1,050,000	1,055,126
County of Lucas BAN (GO revenue)§	4.00	10-9-2026	8,250,000	8,336,222
Jonathan Alder Local School District BAN (GO revenue)§	4.00	6-2-2026	5,000,000	5,019,325
Kings Local School District BAN (GO revenue)§	5.00	7-9-2026	5,000,000	5,039,617
Oak Hills Local School District BAN (GO revenue)§	4.00	6-3-2026	19,000,000	19,087,421
Ohio Higher Educational Facility Commission Series B-5 (Education revenue)	2.33	5-1-2026	10,000,000	10,000,000
Ohio Water Development Authority (Water & sewer revenue)	2.44	5-6-2026	6,500,000	6,500,000
Ohio Water Development Authority (Water & sewer revenue)	2.55	2-3-2026	20,000,000	20,000,000
Ohio Water Development Authority (Water & sewer revenue)	2.63	3-4-2026	18,500,000	18,500,000
				206,753,923
Variable rate demand notes ø: 4.34%
County of Franklin Trinity Health Corp. Obligated Group Series OH (Health revenue)	2.95	12-1-2046	3,750,000	3,750,000
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group (Health revenue, Barclays Bank plc SPA)	3.15	1-1-2043	10,000,000	10,000,000
RBC Municipal Products, Inc. Trust Series 2022 C-18 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32	1-15-2037	8,000,000	8,000,000
RBC Municipal Products, Inc. Trust Series E-164 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	8-1-2028	8,500,000	8,500,000
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
State of Ohio Department of Rehabilitation & Correction Series B (Housing revenue)	2.35%	10-1-2045	$8,000,000	$8,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML5043 (Health revenue, Bank of America N.A. LIQ)144A	2.35	2-15-2047	5,800,000	5,800,000
Tender Option Bond Trust Receipts/Certificates Series 2024- MS0027 (Health revenue, Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144A	2.48	1-15-2031	4,080,000	4,080,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0553 (Miscellaneous revenue, AG Insured, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	6-1-2050	3,640,000	3,640,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XM1184 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	12-1-2031	6,205,000	6,205,000
Tender Option Bond Trust Receipts/Certificates Series BAML-6046 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.31	5-1-2065	1,265,000	1,265,000
Tender Option Bond Trust Receipts/Certificates Series MS0084 (Education revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A	2.58	8-1-2052	16,210,000	16,210,000
Tender Option Bond Trust Receipts/Certificates Series XF1824 (Housing revenue, GNMA / FNMA / FHLMC Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.31	9-1-2047	7,010,000	7,010,000
				82,460,000
Oregon: 1.02%
Other municipal debt : 0.49%
State of Oregon Department of Transportation (Transportation revenue)	2.50	4-15-2026	9,350,000	9,350,000
Variable rate demand notes ø: 0.53%
State of Oregon Housing & Community Services Department Series D (Housing revenue, Bank of America N.A. LIQ)	3.20	1-1-2051	10,000,000	10,000,000
Pennsylvania: 2.79%
Other municipal debt : 0.10%
City of Philadelphia Water & Wastewater Revenue (Water & sewer revenue)	2.42	5-7-2026	1,940,000	1,940,000
Variable rate demand notes ø: 2.69%
Mizuho Floater/Residual Trust Series 2026-MIZ9245 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51	6-2-2028	2,000,000	2,000,000
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Obligated Group Series A (Health revenue, Bank of America N.A. LOC)	2.25	1-1-2038	170,000	170,000
Pennsylvania Turnpike Commission (Transportation revenue, TD Bank N.A. LOC)	2.27	12-1-2039	3,500,000	3,500,000
PFA Series 2025-VRS302 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.34	2-1-2054	12,200,000	12,200,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-2 (Health revenue, JPMorgan Chase Bank N.A. SPA)	3.25%	7-1-2054	$8,000,000	$8,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0536 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	9-1-2031	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1700 (Housing revenue, Royal Bank of Canada LIQ)144A	2.31	4-1-2045	10,260,000	10,260,000
Tender Option Bond Trust Receipts/Certificates Series XX1404 (Housing revenue, Barclays Bank plc LIQ)144A	2.31	10-1-2055	12,380,000	12,380,000
				51,010,000
Rhode Island: 2.12%
Other municipal debt : 2.12%
Bristol Warren Regional School District Series 1 BAN (GO revenue)§	5.00	6-4-2026	40,000,000	40,233,141
South Carolina: 4.02%
Other municipal debt : 1.91%
Charleston County School District (GO revenue)§	4.00	4-1-2026	10,000,000	10,022,157
Charleston County School District Sales Tax Series B BAN (GO revenue)§	5.00	5-7-2026	15,000,000	15,071,158
South Carolina Public Service Authority (Utilities revenue)	2.50	5-5-2026	7,868,000	7,868,000
South Carolina Public Service Authority (Utilities revenue)	2.65	3-4-2026	3,378,000	3,378,000
				36,339,315
Variable rate demand notes ø: 2.11%
South Carolina Public Service Authority Series A (Utilities revenue, Bank of America N.A. LOC)	2.53	1-1-2036	13,010,000	13,010,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XL0418 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.31	12-1-2056	2,795,000	2,795,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1143 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.33	10-1-2029	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1653 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.33	10-1-2029	2,730,000	2,730,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0525 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.31	3-1-2029	6,670,000	6,670,000
Tender Option Bond Trust Receipts/Certificates Series XF3492 (Education revenue, Morgan Stanley Bank LIQ)144A	2.33	5-1-2055	8,800,000	8,800,000
				40,005,000
Tennessee: 1.85%
Other municipal debt : 1.32%
Vanderbilt University (Miscellaneous revenue)	2.58	4-2-2026	25,000,000	25,000,000
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø: 0.53%
Mizuho Floater/Residual Trust Series 2024-MIZ9181 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51%	12-4-2026	$2,890,000	$2,890,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1658 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.33	11-1-2029	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates Series XF1925 (Housing revenue, GNMA / FNMA / FHLMC Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.31	7-1-2031	3,600,000	3,600,000
				10,090,000
Texas: 11.35%
Other municipal debt : 4.97%
Board of Regents of the University of Texas System (Education revenue)	2.67	4-7-2026	4,500,000	4,500,000
City of Austin Combined Utility Systems Revenue (Utilities revenue)	2.40	3-3-2026	3,400,000	3,400,000
City of Dallas Waterworks & Sewer System Revenue (Water & sewer revenue)	2.65	2-3-2026	10,100,000	10,100,000
City of Houston (GO revenue)§	5.00	6-30-2026	16,400,000	16,563,586
Harris County Cultural Education Facilities Finance Corp. (Education revenue)	3.30	2-2-2026	30,000,000	30,000,000
Permanent University Fund - Texas A&M University System (Education revenue)	2.37	7-16-2026	5,000,000	5,000,000
Permanent University Fund - Texas A&M University System (Education revenue)	2.64	3-9-2026	25,000,000	25,000,000
				94,563,586
Variable rate demand notes ø: 6.38%
Harris County Cultural Education Facilities Finance Corp. Houston Methodist Hospital Obligated Group Series C (Health revenue, Bank of America N.A. SPA)	2.28	12-1-2060	10,000,000	10,000,000
JPMorgan Chase Putters/Drivers Trust Series 2025-5079 (GO revenue, JP Morgan Securities LIQ)144A	2.31	12-1-2027	1,780,000	1,780,000
JPMorgan Chase Putters/Drivers Trust Series 2025-5081 (GO revenue, JP Morgan Securities LIQ)144A	2.31	12-1-2027	2,930,000	2,930,000
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.51	3-1-2038	9,250,000	9,250,000
Mizuho Floater/Residual Trust Series 2024-MIZ9197 (Housing revenue, BAM Insured, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.35	1-14-2033	11,050,000	11,050,000
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (Health revenue, TD Bank N.A. LOC)	3.15	10-1-2041	7,000,000	7,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3037 (GO revenue, Barclays Bank plc LIQ)144A	2.31	8-15-2052	1,540,000	1,540,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6015 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.40	12-1-2055	4,500,000	4,500,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0513 (GO revenue, Bank of America N.A. LIQ)144A	2.31%	2-1-2053	$2,000,000	$2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6017 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.40	3-1-2052	4,860,000	4,860,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3243 (Utilities revenue, BAM Insured, Morgan Stanley Bank LIQ)144A	2.48	2-15-2049	8,250,000	8,250,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XG0596 (GO revenue, Royal Bank of Canada LIQ)144A	2.31	12-1-2041	3,410,000	3,410,000
Tender Option Bond Trust Receipts/Certificates Series XF3482 (GO revenue, Morgan Stanley Bank LIQ)144A	2.31	2-15-2055	8,880,000	8,880,000
Tender Option Bond Trust Receipts/Certificates Series XG0629 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.40	2-1-2046	5,605,000	5,605,000
Tender Option Bond Trust Receipts/Certificates Series XL0614 (Miscellaneous revenue, Morgan Stanley Bank LIQ)144A	2.38	5-15-2053	7,500,000	7,500,000
Tender Option Bond Trust Receipts/Certificates Series XL0654 (GO revenue, Royal Bank of Canada LIQ)144A	2.31	8-15-2033	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series XL0655 (GO revenue, Royal Bank of Canada LIQ)144A	2.31	8-15-2033	2,875,000	2,875,000
Tender Option Bond Trust Receipts/Certificates Series XL0681 (GO revenue, JPMorgan Chase Bank N.A. LIQ)144A	3.30	2-15-2033	4,685,000	4,685,000
Tender Option Bond Trust Receipts/Certificates Series XL0716 (Water & sewer revenue, Royal Bank of Canada LIQ)144A	2.43	10-15-2031	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Series XX1421 (Transportation revenue, Barclays Bank plc LIQ)144A	3.23	8-15-2054	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Series YX1401 (GO revenue, Barclays Bank plc LIQ)144A	2.31	2-15-2047	7,410,000	7,410,000
Texas Department of Transportation State Highway Fund Series B (Tax revenue, Sumitomo Mitsui Banking Corp. LIQ)	2.31	4-1-2032	7,900,000	7,900,000
				121,175,000
Utah: 0.82%
Variable rate demand notes ø: 0.82%
County of Utah Intermountain Healthcare Obligated Group Series C (Health revenue, Bank of NY Mellon SPA)	2.30	5-15-2051	6,820,000	6,820,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0563 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	2.31	1-1-2054	3,985,000	3,985,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0543 (Housing revenue, BAM Insured, Barclays Bank plc LIQ)144A	2.39	5-15-2059	4,800,000	4,800,000
				15,605,000
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Portfolio of investments—January 31, 2026

		Interest rate	Maturity date	Principal	Value
Vermont: 0.08%
Variable rate demand notes ø: 0.08%
Vermont Educational & Health Buildings Financing Agency Landmark College, Inc. Series A (Education revenue, TD Bank N.A. LOC)		3.51%	7-1-2033	$1,560,000	$1,560,000
Virginia: 0.13%
Other municipal debt : 0.13%
Hampton Roads Sanitation District Series A (Water & sewer revenue)§		5.00	7-15-2026	2,500,000	2,524,038
Washington: 0.43%
Variable rate demand notes ø: 0.43%
Mizuho Floater/Residual Trust Series 2023-MIZ9156 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A		2.51	6-1-2037	8,195,000	8,207,500
Wisconsin: 3.50%
Other municipal debt : 0.17%
Oshkosh Area School District (GO revenue)§		5.00	3-1-2026	3,315,000	3,320,637
Variable rate demand notes ø: 3.33%
PFA Series 2025-VRS303 Class A (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A		2.34	8-15-2055	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series 2020- XF2869 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A		2.56	7-1-2028	9,662,000	9,662,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (Health revenue, BAM Insured, Barclays Bank plc LIQ)144A		2.38	2-15-2054	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Certificates Series XG0618 (Housing revenue, Deutsche Bank LOC, Deutsche Bank LIQ)144A		2.63	5-1-2065	20,080,000	20,080,000
Wisconsin Housing & EDA Home Ownership Revenue Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)		2.28	3-1-2042	8,600,000	8,600,000
Wisconsin Housing & EDA Housing Revenue Series A AMT (Housing revenue, FHLB SPA)		2.28	5-1-2055	1,500,000	1,500,000
Wisconsin Housing & EDA Housing Revenue Series B (Housing revenue, FHLB SPA)		2.28	5-1-2055	5,355,000	5,355,000
					63,197,000
Total municipal obligations (Cost $1,854,506,842)					1,854,506,842
Repurchase agreements ^^: 0.79%
Citigroup Global Markets Holdings, Inc., dated 1-30-2026, maturity value $15,004,575		3.66	2-2-2026	15,000,000	15,000,000
Total Repurchase agreements (Cost $15,000,000)					15,000,000
Total investments in securities (Cost $1,889,506,842)	99.41%				1,889,506,842
Other assets and liabilities, net	0.59				11,287,555
Total net assets	100.00%				$1,900,794,397

The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Portfolio of investments—January 31, 2026

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
^^	Collateralized by U.S. government securities, 4.38%, 12-31-2029, fair value including accrued interest is $15,300,003.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Statement of assets and liabilities—January 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$1,889,506,842
Cash	464,287
Receivable for interest	12,578,095
Receivable for Fund shares sold	9,024,507
Receivable for investments sold	2,852,041
Prepaid expenses and other assets	95,591
Total assets	1,914,521,363
Liabilities
Payable for Fund shares redeemed	6,832,055
Payable for investments purchased	6,301,220
Management fee payable	163,961
Administration fees payable	140,944
Dividends payable	140,464
Shareholder servicing fees payable	31,498
Accrued expenses and other liabilities	116,824
Total liabilities	13,726,966
Total net assets	$1,900,794,397
Net assets consist of
Paid-in capital	$1,900,828,587
Total distributable loss	(34,190)
Total net assets	$1,900,794,397
Computation of net asset value per share
Net assets–Administrator Class	$90,404,252
Shares outstanding–Administrator Class[1]	90,398,896
Net asset value per share–Administrator Class	$1.00
Net assets–Premier Class	$1,703,403,794
Shares outstanding–Premier Class[1]	1,703,303,077
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$106,986,351
Shares outstanding–Service Class[1]	106,980,178
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Statement of operations—year ended January 31, 2026
Statement of operations
Investment income
Interest	$53,945,808
Expenses
Management fee	2,856,268
Administration fees
Class A	89,347 [1]
Administrator Class	88,653
Premier Class	1,366,614
Service Class	75,101
Shareholder servicing fees
Class A	111,684 [1]
Administrator Class	87,622
Service Class	156,409
Custody and accounting fees	56,649
Professional fees	58,135
Registration fees	194,452
Shareholder report expenses	32,477
Trustees’ fees and expenses	22,627
Other fees and expenses	43,403
Total expenses	5,239,441
Less: Fee waivers and/or expense reimbursements
Fund-level	(994,758)
Administrator Class	(54,431)
Service Class	(56,165)
Net expenses	4,134,087
Net investment income	49,811,721
Net realized gains on investments	55,318
Net increase in net assets resulting from operations	$49,867,039
1 For the period from February 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Class A shares were converted to Service Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2026		Year ended January 31, 2025
Operations
Net investment income		$49,811,721		$57,180,835
Net realized gains on investments		55,318		318,201
Net increase in net assets resulting from operations		49,867,039		57,499,036
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,065,618)[1]		(1,938,662)
Administrator Class		(2,280,480)		(2,521,727)
Premier Class		(45,007,633)		(51,159,703)
Service Class		(1,491,630)		(1,986,583)
Total distributions to shareholders		(49,845,361)		(57,606,675)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	19,895,557 [1]	19,895,557 [1]	27,033,201	27,033,201
Administrator Class	78,209,195	78,209,195	72,166,455	72,166,455
Premier Class	2,321,711,242	2,321,711,242	2,176,490,933	2,176,490,933
Service Class	42,340,027	42,340,027	36,489,954	36,489,954
		2,462,156,021		2,312,180,543
Reinvestment of distributions
Class A	1,003,025 [1]	1,003,025 [1]	1,908,135	1,908,135
Administrator Class	2,257,515	2,257,515	2,472,506	2,472,506
Premier Class	44,543,631	44,543,631	50,463,534	50,463,534
Service Class	1,464,893	1,464,893	1,028,001	1,028,001
		49,269,064		55,872,176
Payment for shares redeemed
Class A	(24,285,271)[1]	(24,285,271)[1]	(24,495,070)	(24,495,070)
Administrator Class	(78,179,439)	(78,179,439)	(57,506,806)	(57,506,806)
Premier Class	(2,410,852,880)	(2,410,852,880)	(1,867,835,055)	(1,867,835,055)
Service Class	(45,858,693)	(45,858,693)	(78,396,873)	(78,396,873)
		(2,559,176,283)		(2,028,233,804)
Share conversions
Class A	(70,245,005)[2]	(70,245,005)[2]	0	0
Service Class	70,245,005 [2]	70,245,005 [2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(47,751,198)		339,818,915
Total increase (decrease) in net assets		(47,729,520)		339,711,276
Net assets
Beginning of period		1,948,523,917		1,608,812,641
End of period		$1,900,794,397		$1,948,523,917
1 For the period from February 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Class A shares were converted to Service Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 21

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.03 [1]	0.03 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.03	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.61%	3.21%	3.29%	1.23%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.38%	0.37%	0.38%	0.38%
Net expenses	0.26%	0.30%	0.30%	0.28%*	0.11%*
Net investment income	2.57%	3.11%	3.22%	1.21%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$90,404	$88,116	$70,989	$96,006	$108,157

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.19%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
22 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Premier Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.03 [1]	0.03 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.03	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.67%	3.31%	3.39%	1.31%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.26%	0.25%	0.26%	0.27%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.12%[3]
Net investment income	2.63%	3.21%	3.36%	1.42%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,703,404	$1,747,982	$1,388,952	$814,588	$559,264

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 23

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.03 [1]	0.03 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.03	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.46%	3.17%	3.22%	1.09%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.37%	0.38%	0.55%	0.56%
Net expenses	0.40%	0.36%	0.37%	0.42%*	0.12%*
Net investment income	2.38%	3.14%	3.17%	1.10%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$106,986	$38,791	$79,678	$68,699	$65,673

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.33%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
24 | Retail Money Market Funds

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Class A shares became Service Class shares in a tax-free conversion. Shareholders of Class A received Service Class shares at a value equal to the value of their Class A shares immediately prior to the conversion. Class A shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Retail Money Market Funds | 25

Notes to financial statements
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2026, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$20,000,000	$0	$20,000,000
Municipal obligations	0	1,854,506,842	0	1,854,506,842
Repurchase agreements	0	15,000,000	0	15,000,000
Total assets	$0	$1,889,506,842	$0	$1,889,506,842
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among
26 | Retail Money Market Funds

Notes to financial statements
other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2026, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of January 31, 2026, the contractual expense caps are as follows:

EXPENSE RATIO CAPS
Administrator Class	0.30%
Premier Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $1,370,890,000, $1,952,120,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, for the year ended January 31, 2026.
Retail Money Market Funds | 27

Notes to financial statements
5.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended January 31
	2026	2025
Ordinary income	$2,030,302	$2,471,596
Tax-exempt income	47,794,848	55,032,409
Long-term capital gain	20,211	102,670
Total	$49,845,361	$57,606,675
As of January 31, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed tax-exempt income	Undistributed long-term gain	Total
$17,223	$85,186	$5,889	$108,298
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to dividends payable.
6.CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
28 | Retail Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring National Tax-Free Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 26, 2026
Retail Money Market Funds | 29

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $20,211 was designated as a 20% rate gain distribution for the fiscal year ended
January 31, 2026.
For the fiscal year ended January 31, 2026, $2,013,439 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2026, $16,863 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 852 of the Internal Revenue Code, 96% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Retail Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Retail Money Market Funds | 31

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0452 01-26

Government Money Market Funds

Allspring Treasury Plus Money Market Fund
Long Form Financial Statements
Annual Report
January 31, 2026

Government Money Market Funds | 1

Portfolio of investments—January 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 53.01%
Australia & New Zealand Banking Group Ltd., dated 1-30-2026, maturity value $610,187,575(01)	3.69%	2-2-2026	$610,000,000	$610,000,000
Canadian Imperial Bank of Commerce, dated 1-30-2026, maturity value $800,244,000(02)	3.66	2-2-2026	800,000,000	800,000,000
Citigroup Global Markets Holdings, Inc., dated 1-28-2026, maturity value $250,176,944(03)	3.64	2-4-2026	250,000,000	250,000,000
Citigroup Global Markets Holdings, Inc., dated 1-30-2026, maturity value $450,137,250(04)	3.66	2-2-2026	450,000,000	450,000,000
Citigroup Global Markets Holdings, Inc., dated 10-29-2025, maturity value $101,283,944(05)	3.82	2-27-2026	100,000,000	100,000,000
Credit Agricole, dated 1-30-2026, maturity value $750,226,250(06)	3.62	2-2-2026	750,000,000	750,000,000
Deutsche Bank Securities, Inc., dated 1-30-2026, maturity value $1,100,335,500(07)	3.66	2-2-2026	1,100,000,000	1,100,000,000
Fixed Income Clearing Corp. - Bank of New York Capital Markets, dated 1-30-2026, maturity value $500,150,000(08)	3.60	2-2-2026	500,000,000	500,000,000
Fixed Income Clearing Corp. - Barclays, dated 1-30-2026, maturity value $4,001,226,667(09)	3.68	2-2-2026	4,000,000,000	4,000,000,000
JPMorgan Securities LLC, dated 1-30-2026, maturity value $1,892,201,946(10)	3.66	2-2-2026	1,891,625,000	1,891,625,000
MUFG Securities EMEA PLC, dated 1-30-2026, maturity value $2,500,764,583(11)	3.67	2-2-2026	2,500,000,000	2,500,000,000
Natixis, dated 11-14-2025, maturity value $353,476,958(12)	3.93	2-13-2026	350,000,000	350,000,000
Natwest Markets Securities, Inc., dated 1-30-2026, maturity value $1,250,887,153(13)	3.65	2-6-2026	1,250,000,000	1,250,000,000
Natwest Markets Securities, Inc., dated 1-30-2026, maturity value $400,122,000(14)	3.66	2-2-2026	400,000,000	400,000,000
RBC Dominion, dated 1-30-2026, maturity value $150,045,750(15)	3.66	2-2-2026	150,000,000	150,000,000
Societe Generale, dated 1-30-2026, maturity value $500,355,833(16)	3.66	2-6-2026	500,000,000	500,000,000
Societe Generale, dated 12-11-2025, maturity value $302,790,000(17)	3.72	3-11-2026	300,000,000	300,000,000
Societe Generale, dated 11-18-2025, maturity value $504,941,806(18)	3.91	2-17-2026	500,000,000	500,000,000
U.S. Bank, dated 1-30-2026, maturity value $500,152,917(19)	3.67	2-2-2026	500,000,000	500,000,000
Total repurchase agreements (Cost $16,901,625,000)				16,901,625,000
U.S. Treasury securities: 46.21%
U.S. Treasury Bills☼	3.64	6-11-2026	200,000,000	197,429,317
U.S. Treasury Bills☼	3.67	4-14-2026	175,000,000	173,751,633
U.S. Treasury Bills☼	3.68	3-5-2026	100,000,000	99,687,417
U.S. Treasury Bills☼	3.68	4-7-2026	100,000,000	99,354,489
U.S. Treasury Bills☼	3.70	4-30-2026	128,000,000	126,873,099
U.S. Treasury Bills☼	3.70	4-30-2026	128,000,000	126,872,171
U.S. Treasury Bills☼	3.70	6-4-2026	280,000,000	276,534,657
U.S. Treasury Bills☼	3.71	2-10-2026	80,000,000	79,932,747
U.S. Treasury Bills☼	3.71	2-10-2026	200,000,000	199,839,711
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—January 31, 2026

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	3.71%	4-23-2026	$125,000,000	$123,982,778
U.S. Treasury Bills☼	3.71	5-28-2026	170,000,000	168,013,774
U.S. Treasury Bills☼	3.74	4-16-2026	100,000,000	99,252,967
U.S. Treasury Bills☼	3.75	3-3-2026	75,000,000	74,776,760
U.S. Treasury Bills☼	3.75	3-3-2026	75,000,000	74,776,700
U.S. Treasury Bills☼	3.75	5-7-2026	200,000,000	198,068,822
U.S. Treasury Bills☼	3.76	5-21-2026	200,000,000	197,774,450
U.S. Treasury Bills☼	3.78	5-14-2026	450,000,000	445,286,947
U.S. Treasury Bills☼	3.78	5-14-2026	100,000,000	98,964,750
U.S. Treasury Bills☼	3.79	2-24-2026	350,000,000	349,200,804
U.S. Treasury Bills☼	3.79	3-31-2026	400,000,000	397,633,945
U.S. Treasury Bills☼	3.80	3-24-2026	100,000,000	99,478,958
U.S. Treasury Bills☼	3.80	3-24-2026	100,000,000	99,478,750
U.S. Treasury Bills☼	3.81	3-17-2026	350,000,000	348,429,365
U.S. Treasury Bills☼	3.82	3-10-2026	300,000,000	298,868,250
U.S. Treasury Bills☼	3.85	2-3-2026	250,000,000	249,973,639
U.S. Treasury Bills☼	3.85	2-3-2026	40,000,000	39,995,778
U.S. Treasury Bills☼	3.85	2-17-2026	255,000,000	254,596,923
U.S. Treasury Bills☼	3.85	2-17-2026	90,000,000	89,857,650
U.S. Treasury Bills☼	3.99	3-19-2026	80,000,000	79,606,437
U.S. Treasury Bills☼	4.11	2-19-2026	150,000,000	149,712,859
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±	3.71	1-31-2027	990,000,000	989,983,225
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±	3.72	1-31-2028	160,000,000	159,999,707
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±	3.76	4-30-2026	450,000,000	449,997,793
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±	3.77	4-30-2027	780,000,000	780,030,754
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±	3.77	7-31-2027	350,000,000	349,946,044
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.18%)±	3.79	7-31-2026	750,000,000	749,940,462
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.19%)±	3.80	10-31-2027	500,000,000	500,422,454
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.21%)±	3.82	10-31-2026	860,000,000	860,330,659
U.S. Treasury Notes	0.63	7-31-2026	120,000,000	117,990,486
U.S. Treasury Notes	0.75	3-31-2026	330,000,000	328,321,986
U.S. Treasury Notes	0.75	4-30-2026	415,000,000	411,774,094
U.S. Treasury Notes	0.88	6-30-2026	365,000,000	360,296,016
U.S. Treasury Notes	0.88	9-30-2026	135,000,000	132,539,330
U.S. Treasury Notes	1.25	11-30-2026	140,000,000	137,317,347
U.S. Treasury Notes	1.25	12-31-2026	282,500,000	276,640,509
U.S. Treasury Notes	1.88	6-30-2026	50,000,000	49,562,459
U.S. Treasury Notes	3.50	9-30-2026	135,000,000	134,826,738
U.S. Treasury Notes	3.63	5-15-2026	140,000,000	139,795,676
U.S. Treasury Notes	3.75	4-15-2026	215,000,000	214,862,452
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—January 31, 2026

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes		3.75%	8-31-2026	$110,000,000	$109,992,015
U.S. Treasury Notes		4.13	6-15-2026	175,000,000	174,993,801
U.S. Treasury Notes		4.25	11-30-2026	285,000,000	286,401,403
U.S. Treasury Notes		4.25	12-31-2026	612,500,000	616,157,684
U.S. Treasury Notes		4.38	7-31-2026	340,000,000	340,447,679
U.S. Treasury Notes		4.38	12-15-2026	100,000,000	100,711,200
U.S. Treasury Notes		4.50	3-31-2026	187,200,000	187,301,436
U.S. Treasury Notes		4.63	6-30-2026	165,000,000	165,320,212
U.S. Treasury Notes		4.63	10-15-2026	70,000,000	70,503,866
U.S. Treasury Notes		4.88	4-30-2026	217,000,000	217,407,825
Total U.S. treasury securities (Cost $14,731,821,859)					14,731,821,859
Total investments in securities (Cost $31,633,446,859)	99.22%				31,633,446,859
Other assets and liabilities, net	0.78				247,859,958
Total net assets	100.00%				$31,881,306,817

^^	Collateralized by:
(01) U.S. government securities, 1.13% to 4.75%, 2-28-2029 to 8-15-2055, fair value including accrued interest is $621,649,583.
(02) U.S. government securities, 0.13% to 4.50%, 11-30-2026 to 2-15-2055, fair value including accrued interest is $816,000,012.
(03) U.S. government securities, 3.88%, 7-31-2030, fair value including accrued interest is $255,000,011.
(04) U.S. government securities, 4.38%, 12-31-2029, fair value including accrued interest is $459,000,078.
(05) U.S. government securities, 1.88% to 4.25%, 8-15-2034 to 7-15-2035, fair value including accrued interest is $102,000,049.
(06) U.S. government securities, 0.38% to 4.88%, 5-31-2026 to 2-15-2049, fair value including accrued interest is $765,000,028.
(07) U.S. government securities, 0.00% to 2.88%, 2-15-2026 to 11-15-2051, fair value including accrued interest is $1,122,000,000.
(08) U.S. government securities, 0.13% to 3.88%, 4-15-2026 to 2-15-2033, fair value including accrued interest is $510,000,066.
(09) U.S. government securities, 0.00% to 6.00%, 2-15-2026 to 8-15-2035, fair value including accrued interest is $4,080,000,048.
(10) U.S. government securities, 4.00% to 4.63%, 12-15-2027 to 9-30-2028, fair value including accrued interest is $1,929,457,532.
(11) U.S. government securities, 0.00% to 4.88%, 4-30-2026 to 11-15-2055, fair value including accrued interest is $2,550,000,000.
(12) U.S. government securities, 0.00% to 4.88%, 8-31-2026 to 5-15-2055, fair value including accrued interest is $357,000,057.
(13) U.S. government securities, 0.00% to 3.88%, 2-3-2026 to 11-15-2055, fair value including accrued interest is $1,275,000,027.
(14) U.S. government securities, 0.63% to 4.13%, 12-31-2027 to 8-15-2033, fair value including accrued interest is $408,000,022.
(15) U.S. government securities, 0.00% to 4.13%, 2-26-2026 to 8-15-2052, fair value including accrued interest is $153,000,000.
(16) U.S. government securities, 4.25% to 4.63%, 1-15-2028 to 9-30-2028, fair value including accrued interest is $510,000,054.
(17) U.S. government securities, 2.38% to 4.50%, 5-15-2042 to 11-15-2054, fair value including accrued interest is $306,000,083.
(18) U.S. government securities, 3.63% to 4.00%, 12-15-2027 to 9-30-2031, fair value including accrued interest is $510,000,013.
(19) U.S. government securities, 0.00% to 4.88%, 3-31-2026 to 8-15-2055, fair value including accrued interest is $510,000,018.
☼	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Statement of assets and liabilities—January 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$14,731,821,859
Investments in repurchase agreements, at amortized cost	16,901,625,000
Cash	45,110
Receivable for investments sold	380,000,000
Receivable for interest	96,872,054
Receivable for Fund shares sold	5,873,723
Prepaid expenses and other assets	430,408
Total assets	32,116,668,154
Liabilities
Payable for investments purchased	160,032,700
Dividends payable	60,444,837
Payable for Fund shares redeemed	8,765,906
Management fee payable	2,988,906
Administration fees payable	2,161,802
Shareholder servicing fees payable	778,574
Accrued expenses and other liabilities	188,612
Total liabilities	235,361,337
Total net assets	$31,881,306,817
Net assets consist of
Paid-in capital	$31,881,598,709
Total distributable loss	(291,892)
Total net assets	$31,881,306,817
Computation of net asset value per share
Net assets–Class A	$1,423,273,412
Shares outstanding–Class A1	1,423,134,845
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$46,927,628
Shares outstanding–Administrator Class[1]	46,924,661
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$19,925,454,267
Shares outstanding–Institutional Class[1]	19,924,323,927
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$110,943
Shares outstanding–Roberts & Ryan Class[1]	110,936
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$8,463,871,945
Shares outstanding–Select Class[1]	8,463,445,756
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$2,021,668,622
Shares outstanding–Service Class[1]	2,021,539,986
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Statement of operations—year ended January 31, 2026
Statement of operations
Investment income
Interest	$1,367,061,514
Expenses
Management fee	42,753,640
Administration fees
Class A	2,827,727
Administrator Class	39,447
Institutional Class	15,366,423
Roberts & Ryan Class	87
Select Class	3,887,342
Service Class	2,433,648
Shareholder servicing fees
Class A	3,534,659
Administrator Class	39,447
Service Class	5,070,100
Custody and accounting fees	640,323
Professional fees	155,843
Registration fees	347,388
Shareholder report expenses	46,095
Trustees’ fees and expenses	265,058
Other fees and expenses	404,675
Total expenses	77,811,902
Less: Fee waivers and/or expense reimbursements
Class A	(119,553)
Administrator Class	(198)
Institutional Class	(3,393,931)
Roberts & Ryan Class	(18)
Select Class	(3,658,079)
Service Class	(1,174,689)
Net expenses	69,465,434
Net investment income	1,297,596,080
Net realized gains on investments	981,395
Net increase in net assets resulting from operations	$1,298,577,475
The accompanying notes are an integral part of these financial statements.
6 |

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2026		Year ended January 31, 2025
Operations
Net investment income		$1,297,596,080		$1,422,035,946
Net realized gains (losses) on investments		981,395		(24,590)
Net increase in net assets resulting from operations		1,298,577,475		1,422,011,356
Distributions to shareholders from
Net investment income and net realized gains
Class A		(51,524,676)		(75,762,763)
Administrator Class		(1,531,810)		(1,302,687)
Institutional Class		(772,215,968)		(823,944,426)
Roberts & Ryan Class		(4,356)		(5,140)
Select Class		(396,925,776)		(436,992,156)
Service Class		(76,367,550)		(84,033,687)
Total distributions to shareholders		(1,298,570,136)		(1,422,040,859)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	19,731,782,308	19,731,782,308	18,930,709,318	18,930,709,318
Administrator Class	186,010,827	186,010,827	170,271,670	170,271,670
Institutional Class	74,606,279,804	74,606,279,804	79,311,298,374	79,311,298,374
Roberts & Ryan Class	13	13	0	0
Select Class	268,576,686,515	268,576,686,515	268,471,077,132	268,471,077,132
Service Class	15,754,332,881	15,754,332,881	11,463,095,137	11,463,095,137
		378,855,092,348		378,346,451,631
Reinvestment of distributions
Class A	12,655,965	12,655,965	16,680,098	16,680,098
Administrator Class	1,531,810	1,531,810	1,291,425	1,291,425
Institutional Class	180,824,130	180,824,130	222,388,833	222,388,833
Roberts & Ryan Class	4,356	4,356	5,116	5,116
Select Class	295,757,536	295,757,536	311,300,983	311,300,983
Service Class	30,743,015	30,743,015	34,230,184	34,230,184
		521,516,812		585,896,639
Payment for shares redeemed
Class A	(19,807,745,256)	(19,807,745,256)	(19,078,134,448)	(19,078,134,448)
Administrator Class	(180,568,567)	(180,568,567)	(156,266,517)	(156,266,517)
Institutional Class	(74,312,873,062)	(74,312,873,062)	(76,681,626,066)	(76,681,626,066)
Select Class	(269,346,509,924)	(269,346,509,924)	(268,380,335,361)	(268,380,335,361)
Service Class	(15,486,897,236)	(15,486,897,236)	(11,824,252,437)	(11,824,252,437)
		(379,134,594,045)		(376,120,614,829)
Net increase in net assets resulting from capital share transactions		242,015,115		2,811,733,441
Total increase in net assets		242,022,454		2,811,703,938
Net assets
Beginning of period		31,639,284,363		28,827,580,425
End of period		$31,881,306,817		$31,639,284,363
The accompanying notes are an integral part of these financial statements.
 | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.01	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.71%	4.65%	4.68%	1.51%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.59%	0.60%	0.62%	0.61%
Net expenses	0.58%	0.58%	0.59%	0.50%*	0.06%*
Net investment income	3.64%	4.54%	4.58%	1.33%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,423,273	$1,486,538	$1,617,295	$1,469,727	$2,421,542

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.96%	4.90%	4.94%	1.71%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.35%	0.34%
Net expenses	0.34%	0.34%	0.34%	0.26%*	0.06%*
Net investment income	3.88%	4.70%	4.83%	1.10%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$46,928	$39,955	$24,656	$26,770	$117,556

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.28%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.10%	5.04%	5.09%	1.84%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.23%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.19%*	0.06%*
Net investment income	4.02%	4.91%	4.99%	1.84%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$19,925,454	$19,451,328	$16,599,118	$13,471,949	$14,984,670

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Roberts & Ryan Class	2026	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.04 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	(0.00)[4]	0.00 [3]
Total from investment operations	0.04	0.05	0.01
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.01)
Net realized gains	(0.00)[3]	0.00	(0.00)[3]
Total distributions to shareholders	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[5]	4.10%	5.04%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.20%
Net investment income	4.02%	4.92%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$111	$107	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Amount is more than $(0.005).
[5]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Select Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.16%	5.11%	5.15%	1.89%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.19%	0.18%
Net expenses	0.14%	0.14%	0.14%	0.14%	0.06%[4]
Net investment income	4.08%	4.95%	5.06%	1.87%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$8,463,872	$8,937,893	$8,535,983	$5,565,461	$4,360,652

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.84%	4.78%	4.83%	1.62%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.52%	0.51%
Net expenses	0.45%	0.45%	0.45%	0.40%*	0.06%*
Net investment income	3.76%	4.67%	4.75%	1.60%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,021,669	$1,723,464	$2,050,427	$1,415,688	$1,406,514

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.05%
Year ended January 31, 2022	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
14 | Government Money Market Funds

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2026, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2026, the Fund had current year deferred post-October capital losses consisting of $35,203 in short-term losses which will be recognized on the first day of the following fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Repurchase agreements	$0	$16,901,625,000	$0	$16,901,625,000
U.S. Treasury securities	0	14,731,821,859	0	14,731,821,859
Total assets	$0	$31,633,446,859	$0	$31,633,446,859
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among
Government Money Market Funds | 15

Notes to financial statements
other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2026, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
16 | Government Money Market Funds

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended January 31, 2026.
5.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended January 31
	2026	2025
Ordinary income	$1,298,563,083	$1,422,040,859
Long-term capital gain	7,053	0
Total	$1,298,570,136	$1,422,040,859
As of January 31, 2026, the components of distributable earnings on a tax basis were as follows:
	Post-October capital losses deferred
Undistributed ordinary income	Short-term	Total
$60,297,322	$(35,203)	$60,262,119
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to dividends payable.
6.CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose
Government Money Market Funds | 17

Notes to financial statements
income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
10.SUBSEQUENT EVENT
At the Fund’s Board meeting held on February 24-25, 2026, the Board of Trustees approved the addition of a new share class, “Capital Class”, effective on or about May 1, 2026.
18 | Government Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Treasury Plus Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 26, 2026
Government Money Market Funds | 19

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $7,053 was designated as a 20% rate gain distribution for the fiscal year ended
January 31, 2026.
For the fiscal year ended January 31, 2026, $1,314,085,072 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2026, $984,955 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2026, 49% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Government Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Government Money Market Funds | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0453 01-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: March 26, 2026

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: March 26, 2026